UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-6200
Schwab Investments
(Exact name of registrant as specified in charter)
211 Main Street, San Francisco, California 94105
(Address of principal executive offices) (Zip code)
Randall W. Merk
Schwab Investments
211 Main Street, San Francisco, California 94105
(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: August 31
Date of reporting period: September 30, 2009 – November 30, 2009

Item 1. Schedule of Investments.

Schwab Investments
Schwab Short-Term Bond Market FundTM
Portfolio Holdings As of November 30, 2009, (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.
For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the next interest rate change date.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

69.0%	U.S. Government and Government Agencies	173,365	177,219
6.0%	Foreign Securities	15,035	15,484
23.7%	Corporate Bonds	56,581	60,909
0.5%	Other Investment Company	1,392	1,392
0.1%	Short-Term Investments	150	150

99.3%	Total Investments	246,523	255,154
0.7%	Other Assets and Liabilities, Net		1,790

100.0%	Net Assets		256,944

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
U.S. Government and Government Agencies 69.0% of net assets

U.S. Government Agency Guaranteed 3.0%

General Electric Capital Corp., (FDIC Insured)
3.00%, 12/09/11 (e)	1,000	1,042
JPMorgan Chase & Co., (FDIC Insured)
3.13%, 12/01/11 (e)	1,500	1,567
State Street Capital Trust III, (FDIC Insured)
2.15%, 04/30/12 (e)	3,000	3,077
The Goldman Sachs Group, Inc., (FDIC Insured)
3.25%, 06/15/12 (e)	1,000	1,053
Wells Fargo & Co., (FDIC Insured)
3.00%, 12/09/11 (e)	1,000	1,042

		7,781

U.S. Government Agency Securities 19.4%

Fannie Mae
6.25%, 02/01/11	500	528
3.63%, 08/15/11	4,000	4,203
1.75%, 08/10/12	4,500	4,573
1.88%, 10/29/12 (b)	2,000	2,011
2.63%, 11/20/14	4,000	4,077
Federal Farm Credit Bank
1.88%, 12/07/12	3,000	3,045
Federal Home Loan Bank
3.63%, 09/16/11	7,300	7,690
2.10%, 08/10/12 (b)	3,000	3,009
1.63%, 11/21/12	1,000	1,010
3.63%, 10/18/13	3,000	3,209
Freddie Mac
2.88%, 11/23/10	4,000	4,097
2.00%, 03/16/11 (b)	3,000	3,011
3.88%, 06/29/11	5,000	5,264
2.13%, 09/21/12	2,000	2,047
3.25%, 02/18/14 (b)	2,000	2,013

		49,787
U.S. Treasury Obligations 46.6%

U.S. Treasury Notes
1.50%, 10/31/10	4,725	4,780
0.88%, 12/31/10	11,500	11,575
1.00%, 08/31/11	1,700	1,714
4.63%, 10/31/11	20,000	21,541
0.75%, 11/30/11	350	351
1.38%, 05/15/12	14,400	14,581
1.88%, 06/15/12	6,000	6,151
1.50%, 07/15/12	6,300	6,399
1.75%, 08/15/12	1,750	1,787
1.38%, 10/15/12	8,800	8,885
1.38%, 11/15/12	5,750	5,797
2.75%, 10/31/13	3,550	3,717
2.25%, 05/31/14	2,500	2,551
2.63%, 06/30/14	9,250	9,582
2.63%, 07/31/14	4,810	4,977
2.38%, 08/31/14	4,475	4,573
2.38%, 09/30/14	5,100	5,207
2.38%, 10/31/14	3,850	3,924
2.13%, 11/30/14	1,550	1,559

		119,651

Total U.S. Government and Government Agencies (Cost $173,365)		177,219

Foreign Securities 6.0% of net assets

Foreign Agencies 1.7%

Canada 0.4%
Export Development Canada
1.75%, 09/24/12	1,000	1,012
Germany 0.8%
KFW Bankengruppe
2.00%, 01/17/12	2,000	2,042

1

Schwab Short-Term Bond Market Fund
Portfolio Holdings (Unaudited) continued

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Mexico 0.2%
Petroleos Mexicanos
4.83%, 03/15/15 (b)	500	504
Republic of Korea 0.3%
Export-Import Bank of Korea
8.13%, 01/21/14	400	467
Korea Development Bank
8.00%, 01/23/14	400	466

		933

		4,491
Foreign Local Government 0.4%

Canada 0.4%
Province of Ontario Canada
3.50%, 07/15/13	1,000	1,054

Sovereign 1.6%

Canada 0.2%
Canada Government International Bond
2.38%, 09/10/14	500	506
Italy 1.0%
Republic of Italy
2.13%, 10/05/12	2,500	2,533
Mexico 0.4%
Mexico (United Mexican States)
5.88%, 02/15/14 (b)	1,000	1,093

		4,132
Supranational 2.3%
European Investment Bank
2.63%, 11/15/11	5,000	5,172
Inter-American Development Bank
3.00%, 04/22/14	611	635

		5,807

Total Foreign Securities (Cost $15,035)		15,484

Corporate Bonds 23.7% of net assets

Finance 10.3%

Banking 6.6%
American Express Bank FSB
5.50%, 04/16/13	1,000	1,074
Bank of America Corp.
4.88%, 01/15/13	500	522
7.38%, 05/15/14 (b)	300	337
Bank of New York Mellon Corp.
4.30%, 05/15/14	400	428
Barclays Bank PLC
5.20%, 07/10/14	300	322
BB&T Corp.
3.38%, 09/25/13	500	509
Bear Stearns & Co., Inc.
5.70%, 11/15/14	750	831
Citigroup, Inc.
6.50%, 01/18/11	1,000	1,045
5.25%, 02/27/12	750	785
5.50%, 04/11/13	500	517
Countrywide Financial Corp.
5.80%, 06/07/12	1,000	1,070
Credit Suisse USA, Inc.
3.45%, 07/02/12	1,000	1,042
Deutsche Bank AG
4.88%, 05/20/13	500	538
JPMorgan Chase & Co.
5.60%, 06/01/11	1,000	1,068
Morgan Stanley
6.75%, 04/15/11 (b)	500	533
5.75%, 08/31/12	1,000	1,084
4.75%, 04/01/14	550	560
PNC Funding Corp.
4.25%, 09/21/15	400	414
The Goldman Sachs Group, Inc.
6.60%, 01/15/12	1,000	1,095
5.45%, 11/01/12	500	544
US Bancorp
2.13%, 02/15/13	400	404
Wachovia Bank NA
4.80%, 11/01/14	1,000	1,037
Wells Fargo & Co.
4.88%, 01/12/11	500	520
Wells Fargo Bank NA
6.45%, 02/01/11	500	528

		16,807
Brokerage 0.4%
Jefferies Group, Inc.
7.75%, 03/15/12 (b)	1,000	1,086
Finance Company 1.9%
General Electric Capital Corp.
3.50%, 08/13/12	500	515
4.80%, 05/01/13	2,000	2,124
HSBC Finance Corp.
7.00%, 05/15/12	1,250	1,373
International Lease Finance Corp.
5.45%, 03/24/11	1,000	921

		4,933
Insurance 1.0%
Allstate Life Global Funding Trusts
5.38%, 04/30/13	300	324
Prudential Financial, Inc.
3.63%, 09/17/12	1,000	1,027
United Healthcare Corp.
5.25%, 03/15/11 (b)	1,000	1,042

		2,393

2

Schwab Short-Term Bond Market Fund
Portfolio Holdings (Unaudited) continued

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Real Estate Investment Trust 0.4%
Simon Property Group, Inc.
6.75%, 05/15/14 (b)	1,000	1,097

		26,316
Industrial 11.6%

Basic Industry 0.6%
BHP Billiton Finance (USA) Ltd.
5.50%, 04/01/14	500	557
Praxair, Inc.
4.38%, 03/31/14 (b)	150	162
Rio Tinto Finance (USA) Ltd.
8.95%, 05/01/14 (b)	500	602
The Dow Chemical Co.
7.60%, 05/15/14 (b)	300	341

		1,662
Capital Goods 1.1%
Allied Waste North America, Inc.
6.13%, 02/15/14 (b)	400	413
General Electric Co.
5.00%, 02/01/13	1,000	1,072
John Deere Capital Corp.
4.90%, 09/09/13	500	546
Northrop Grumman Corp.
3.70%, 08/01/14 (b)	500	516
Tyco International Finance S.A.
8.50%, 01/15/19 (b)	200	249

		2,796
Communications 2.7%
AT&T, Inc.
6.70%, 11/15/13 (b)	1,000	1,148
CBS Corp.
8.20%, 05/15/14 (b)	800	901
Rogers Communications
8.00%, 12/15/12 (b)	500	511
Telefonica Emisiones, S.A.U.
5.98%, 06/20/11 (b)	1,000	1,067
Time Warner Entertainment Co. LP
10.15%, 05/01/12	500	584
Verizon Communications, Inc.
5.25%, 04/15/13 (b)	1,000	1,093
Verizon Wireless Capital LLC
3.75%, 05/20/11 (b)	1,500	1,554

		6,858
Consumer Cyclical 1.5%
CVS Caremark Corp.
6.30%, 06/01/12 (a)(b)	500	430
PACCAR, Inc.
6.38%, 02/15/12 (b)	1,000	1,098
Turner Broadcasting System, Inc.
8.38%, 07/01/13	675	783
Viacom, Inc.
5.75%, 04/30/11 (b)	400	420
Wal-Mart Stores, Inc.
3.20%, 05/14/14	1,000	1,043

		3,774
Consumer Non-Cyclical 3.1%
Anheuser-Busch InBev NV
3.00%, 10/15/12 (b)(c)	1,000	1,019
Bottling Group LLC
6.95%, 03/15/14 (b)	500	589
Coca-Cola Enterprises, Inc.
8.50%, 02/01/12	500	571
Diageo Capital PLC
7.38%, 01/15/14 (b)	250	294
General Mills, Inc.
6.00%, 02/15/12 (b)	190	208
McKesson Corp.
6.50%, 02/15/14 (b)	400	448
Medco Health Solutions, Inc.
6.13%, 03/15/13 (b)	500	545
Reynolds American, Inc.
7.25%, 06/01/13 (b)	500	553
Roche Holdings, Inc.
4.50%, 03/01/12 (b)(c)	500	531
Safeway, Inc.
6.25%, 03/15/14 (b)	500	562
The Kroger Co.
6.80%, 04/01/11 (b)	157	168
Thermo Fisher Scientific, Inc.
2.15%, 12/28/12 (b)(c)	1,000	1,004
Watson Pharmaceuticals, Inc.
5.00%, 08/15/14 (b)	500	520
Wyeth
6.95%, 03/15/11 (b)	1,000	1,077

		8,089
Energy 1.2%
Apache Corp.
6.00%, 09/15/13 (b)	500	568
Baker Hughes, Inc.
6.50%, 11/15/13 (b)	300	346
BP Capital Markets PLC
3.13%, 03/10/12	250	261
Husky Energy, Inc.
5.90%, 06/15/14 (b)	300	330
Occidental Petroleum Corp.
7.00%, 11/01/13 (b)	250	293
Shell International Finance BV
4.00%, 03/21/14 (b)	500	533
Valero Energy Corp.
6.88%, 04/15/12 (b)	650	712

		3,043
Technology 1.1%
Agilent Technologies, Inc.
4.45%, 09/12/12 (b)	900	932
Hewlett-Packard Co.
2.95%, 08/15/12 (b)	500	518

3

Schwab Short-Term Bond Market Fund
Portfolio Holdings (Unaudited) continued

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
6.13%, 03/01/14 (b)	300	342
International Business Machines Corp.
6.50%, 10/15/13 (b)	500	580
Xerox Corp.
5.65%, 05/15/13 (b)	500	533

		2,905
Transportation 0.3%
Burlington Northern Santa Fe Corp.
7.00%, 02/01/14 (b)	200	232
Canadian National Railway Co.
6.38%, 10/15/11 (b)	500	547

		779

		29,906
Utilities 1.8%

Electric 1.2%
Dominion Resources, Inc.
8.88%, 01/15/19 (b)	275	353
Duke Energy Carolinas LLC
5.75%, 11/15/13 (b)	500	558
National Rural Utilities Cooperative Finance Corp.
2.63%, 09/16/12 (b)	1,000	1,019
Pacific Gas & Electric Co.
6.25%, 12/01/13 (b)	500	567
Southern California Edison Co.
5.75%, 03/15/14 (b)	500	560

		3,057
Natural Gas 0.6%
Energy Transfer Partners LP
8.50%, 04/15/14 (b)	400	468
Enterprise Products Operating LLC
9.75%, 01/31/14 (b)	500	610
Kinder Morgan Energy Partners LP
7.13%, 03/15/12 (b)	500	552

		1,630

		4,687

Total Corporate Bonds (Cost $56,581)		60,909

	Number of	Value
Security	Shares	($ x 1,000)
Other Investment Company 0.5% of net assets

State Street Institutional Liquid Reserves Fund — Institutional Class	1,392,198	1,392

Total Other Investment Company (Cost $1,392)		1,392

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Short-Term Investments 0.1% of net assets

U.S. Treasury Obligations 0.1%

U.S. Treasury Bills
0.27%, 01/14/10 (d)	100	100
0.21%, 02/25/10 (d)	50	50

Total Short-Term Investments (Cost $150)		150

End of Investments.
(All dollar amounts are x 1,000)
At 11/30/09, the tax basis cost of the fund’s investments was $246,649, and the unrealized appreciation and depreciation were $8,582 and ($77), respectively, with a net unrealized appreciation of $8,505.

(a)	Variable-rate security.

(b)	Callable security.

(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $2,554 or 1.0% of net assets.

(d)	All or a portion of this security is held as collateral for futures contracts.

(e)	This debt is guaranteed under the FDIC Temporary Liquidity Guarantee Program, and the FDIC has stated that this debt is backed by the full faith and credit of the United States.
In addition to the above, the fund held the following at 11/30/09.

			Unrealized
		Contract	Gains /
	Number of	Value	(Losses)
	Contracts	($ x 1,000)	($ x 1,000)
Futures Contracts

Futures Contracts — Long

3 Years, Long, U.S. Treasury Note, expires 03/31/10	36	8,135	27

Futures Contracts — Short

5 Years, Short, U.S. Treasury Note, expires 03/31/10	(60)	7,036	(40)

Net unrealized losses			(13)

4

Schwab Short-Term Bond Market Fund
Portfolio Holdings (Unaudited) continued
Various inputs are used on determining the value of the funds’ investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:
•	Level 1—quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 Prices. These generally include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require revised valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate revised valuations of international securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 Prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of November 30, 2009:
ASSETS VALUATION INPUT

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

U.S. Government and Government Agencies(a)	$—	$177,219	$—	$177,219

Foreign Securities(a)	—	15,484	—	15,484

Corporate Bonds(a)	—	57,135	—	57,135

Industrial
Consumer Cyclical	—	3,344	430	3,774

Other Investment Company	1,392	—	—	1,392

Short-Term Investments(a)	—	150	—	150

5

Schwab Short-Term Bond Market Fund
Portfolio Holdings (Unaudited) continued

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Total	$1,392	$253,332	$430	$255,154

Other Financial Instruments
Futures Contract*	$27	$—	$—	$27

LIABILITIES VALUATION INPUT

Other Financial Instruments
Futures Contract*	$(40)	$—	$—	$(40)

*	Other Financial instruments are Futures Contracts which are not included in Portfolio Holdings and are value at the unrealized appreciation or depreciation.

(a)	as categorized in Portfolio Holdings
The Fund entered into futures contracts during the period ended November 30, 2009. The fund invests in futures contracts in order to reduce the effects of uninvested cash on performance. The fund may also use futures contracts to manage interest rate exposures.
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

				Change in			Balance as
	Balance as	Accrued	Realized	Unrealized			of
Investments in	of August	Discounts	Gain	Appreciation	Net Purchases	Net Transfers	November
Securities	31, 2009	(Premiums)	(Loss)	(Depreciation)	(Sales)	in (out)	30, 2009

Corporate Bonds	$—	$—	$—	$35	$—	$395	$430

Total	$—	$—	$—	$35	$—	$395	$430

6

Schwab Investments
Schwab Premier Income FundTM
Portfolio Holdings As of November 30, 2009, (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.
For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the next interest rate change date.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

32.3%	Corporate Bonds	99,429	106,493
6.2%	Asset-Backed Obligations	21,878	20,541
33.8%	Mortgage-Backed Securities	108,744	111,323
1.9%	Commercial Mortgage Backed Securities	5,864	6,217
22.8%	U.S. Government and Government Agencies	73,773	75,207
0.7%	Foreign Securities	2,294	2,355
0.5%	Preferred Stock	1,536	1,560
2.4%	Other Investment Company	8,006	8,006
0.3%	Short-Term Investments	998	999

100.9%	Total Investments	322,522	332,701
(0.9)%	Other Assets and Liabilities		(3,117)

100.0%	Net Assets		329,584

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Corporate Bonds 32.3% of net assets

Finance 12.2%

Banking 6.6%
Bank of America Corp.
7.38%, 05/15/14 (b)	500	562
5.63%, 10/14/16	500	514
8.00%, 01/30/18 (a)(b)	500	436
Barclays Bank PLC
6.75%, 05/22/19	500	568
Bear Stearns & Co., Inc.
5.70%, 11/15/14	250	277
7.25%, 02/01/18	750	869
BNP Paribas Group
5.19%, 06/29/15 (a)(b)(c)	500	420
Citigroup, Inc.
5.25%, 02/27/12	750	785
8.50%, 05/22/19	300	339
CoBank ACB
7.88%, 04/16/18 (c)	1,000	1,078
Deutsche Bank Capital Funding Trust I
3.25%, 12/30/09 (a)(b)(c)	2,000	1,410
Goldman Sachs Capital II
5.79%, 06/01/12 (a)(b)	500	370
Goldman Sachs Group, Inc.
7.50%, 02/15/19	500	591
JPMorgan Chase & Co.
6.30%, 04/23/19	500	558
Merrill Lynch & Co., Inc.
0.48%, 01/25/10 (a)	1,500	1,474
Morgan Stanley
6.75%, 04/15/11 (b)	323	345
4.75%, 04/01/14	500	509
6.00%, 05/13/14	200	218
6.00%, 04/28/15	500	544
7.30%, 05/13/19 (b)	500	565
Rabobank Nederland
11.00%, 06/30/19 (a)(b)(c)	1,000	1,240
Republic New York Corp.
1.19%, 01/29/10 (a)(b)	2,500	2,483
Santander S.A.
0.68%, 01/21/10 (a)(c)	3,000	3,006
Svenska Handelsbanken AB
1.30%, 12/14/09 (a)(c)	1,250	1,244
Wachovia Bank NA
4.80%, 11/01/14	500	518
Westpac Banking Corp.
0.58%, 01/21/10 (a)(c)	1,000	1,000

		21,923
Brokerage 0.6%
Cantor Fitzgerald LP
7.88%, 10/15/19 (b)(c)	1,000	1,022
Jefferies Group, Inc.
8.50%, 07/15/19 (b)	1,000	1,102

		2,124
Finance Company 1.2%
General Electric Capital Corp.
0.34%, 02/16/10 (a)	2,000	1,965
6.38%, 11/15/17 (a)(b)	500	412
International Lease Finance Corp.
5.63%, 09/15/10	1,500	1,464

		3,841
Insurance 3.3%
Coventry Health Care, Inc.
5.88%, 01/15/12	1,500	1,536
Highmark, Inc.
6.80%, 08/15/13 (b)(c)	1,000	1,064

1

Schwab Premier Income Fund
Portfolio Holdings (Unaudited) continued

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
MetLife, Inc.
7.72%, 02/15/19 (b)	250	300
Oil Insurance Ltd.
7.56%, 06/30/11 (a)(b)(c)	1,000	812
Pricoa Global Funding I
1.13%, 12/04/09 (a)(c)	2,000	2,001
0.49%, 01/15/10 (a)(c)	1,000	1,000
Travelers Co., Inc.
5.90%, 06/02/19 (b)	100	112
UnitedHealth Group, Inc.
1.58%, 02/07/10 (a)	1,350	1,356
ZFS Finance USA Trust I
6.15%, 12/15/10 (a)(b)(c)	2,000	1,790
ZFS Finance USA Trust IV
5.88%, 05/09/12 (a)(b)(c)	1,000	810

		10,781
Real Estate Investment Trust 0.5%
Simon Property Group, Inc.
6.75%, 05/15/14 (b)	1,000	1,097
Ventas Realty LP
6.50%, 06/01/16 (b)	500	475

		1,572

		40,241
Industrial 16.3%

Basic Industry 1.2%
Airgas, Inc.
7.13%, 10/01/18 (b)(c)	1,000	1,040
Rio Tinto Finance (USA) Ltd.
9.00%, 05/01/19 (b)	1,000	1,277
The Dow Chemical Co.
7.60%, 05/15/14 (b)	500	568
8.55%, 05/15/19 (b)	1,000	1,184

		4,069
Capital Goods 0.8%
BAE Asset Systems 2001 Asset Trust
6.66%, 09/15/13 (c)	1,307	1,345
Ball Corp.
7.13%, 09/01/16 (b)	250	258
Tyco International Finance S.A.
8.50%, 01/15/19 (b)	100	124
Waste Management, Inc.
7.38%, 03/11/19 (b)	850	1,008

		2,735
Communications 5.7%
AT&T, Inc.
6.70%, 11/15/13 (b)	400	459
British Sky Broadcasting Group PLC
9.50%, 11/15/18 (b)(c)	500	660
CBS Corp.
8.20%, 05/15/14 (b)	500	564
8.88%, 05/15/19 (b)	500	582
News America Holdings, Inc.
9.25%, 02/01/13	500	592
News America, Inc.
7.25%, 05/18/18	650	754
Qwest Corp.
8.38%, 05/01/16 (b)(c)	500	525
Rogers Communications
8.00%, 12/15/12 (b)	2,000	2,044
Sprint Nextel Corp.
0.68%, 12/29/09 (a)	3,000	2,925
Telecom Italia Capital S.A.
4.00%, 01/15/10 (b)	7,400	7,425
Time Warner Entertainment Co. LP
10.15%, 05/01/12	480	560
Verizon Communications, Inc.
8.75%, 11/01/18 (b)	500	636
Verizon Wireless Capital LLC
2.87%, 02/22/10 (a)	1,000	1,037

		18,763
Consumer Cyclical 2.9%
CVS Caremark Corp.
0.66%, 12/01/09 (a)(b)	2,000	2,001
6.30%, 06/01/12 (a)(b)	800	688
5.88%, 01/10/28 (b)	1,811	1,801
6.04%, 12/10/28 (b)	698	710
Historic TW, Inc.
6.88%, 06/15/18	350	397
International Game Technology
7.50%, 06/15/19	500	562
2.60%, 12/15/36 (b)	1,500	1,506
PACCAR, Inc.
6.88%, 02/15/14 (b)	200	231
Royal Caribbean Cruises Ltd.
8.75%, 02/02/11	1,500	1,549
Viacom, Inc.
5.75%, 04/30/11 (b)	100	105

		9,550
Consumer Non-Cyclical 3.8%
AmerisourceBergen Corp.
5.88%, 09/15/15 (b)	1,000	1,117
Beckman Coulter, Inc.
7.00%, 06/01/19 (b)	1,000	1,164
Medco Health Solutions, Inc.
6.13%, 03/15/13 (b)	500	545
PepsiCo, Inc.
7.90%, 11/01/18 (b)	500	636
Reynolds American, Inc.
1.00%, 12/15/09 (a)(b)	3,000	2,968
7.63%, 06/01/16 (b)	700	762
Roche Holdings, Inc.
5.00%, 03/01/14 (b)(c)	500	547
Stater Brothers Holdings
8.13%, 06/15/12 (b)	1,000	1,010
Universal Health Services, Inc.
6.75%, 11/15/11 (b)	1,000	1,078
7.13%, 06/30/16 (b)	1,000	1,103
Watson Pharmaceuticals, Inc.
6.13%, 08/15/19 (b)	500	532

2

Schwab Premier Income Fund
Portfolio Holdings (Unaudited) continued

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Zimmer Holdings, Inc.
4.63%, 11/30/19 (b)	1,000	1,023

		12,485
Energy 0.4%
Apache Corp.
6.90%, 09/15/18 (b)	100	121
Baker Hughes, Inc.
6.50%, 11/15/13 (b)	100	115
7.50%, 11/15/18 (b)	100	124
Husky Energy, Inc.
7.25%, 12/15/19 (b)	250	293
Valero Energy Corp.
9.38%, 03/15/19 (b)	300	363
Weatherford International Ltd.
9.63%, 03/01/19 (b)	250	313

		1,329
Technology 1.4%
Affiliated Computer Services, Inc.
4.70%, 06/01/10 (b)	2,000	2,015
Seagate Technology International
10.00%, 05/01/14 (b)(c)	500	549
Xerox Corp.
7.13%, 06/15/10 (b)	1,000	1,030
8.25%, 05/15/14 (b)	800	931

		4,525
Transportation 0.1%
Burlington Northern Santa Fe Corp.
7.00%, 02/01/14 (b)	100	116
Union Pacific Corp.
5.75%, 11/15/17 (b)	200	219

		335

		53,791
Utilities 3.8%

Electric 2.1%
Appalachian Power Co.
7.95%, 01/15/20 (b)	400	494
Dominion Resources, Inc.
8.88%, 01/15/19 (b)	125	160
DTE Energy Co.
7.63%, 05/15/14 (b)	800	906
FPL Group Capital, Inc.
0.67%, 02/09/10 (a)	1,000	1,000
Nevada Power Co.
6.50%, 04/15/12 (b)	1,000	1,089
7.13%, 03/15/19 (b)	500	575
Nisource Finance Corp.
10.75%, 03/15/16 (b)	400	484
Pacific Gas & Electric Co.
8.25%, 10/15/18 (b)	500	633
Southern Co.
0.68%, 01/21/10 (a)	1,500	1,505

		6,846
Natural Gas 1.7%
CenterPoint Energy Resources Corp.
6.00%, 05/15/18 (b)	708	758
Energy Transfer Partners LP
8.50%, 04/15/14 (b)	500	585
Enterprise Products Operating LLC
9.75%, 01/31/14 (b)	100	122
8.38%, 08/01/16 (a)(b)	2,250	2,194
Ferrellgas Partners LP
9.13%, 10/01/17 (b)	1,000	1,045
Kinder Morgan Energy Partners LP
5.63%, 02/15/15 (b)	300	326
Williams Cos., Inc.
8.75%, 01/15/20 (b)	500	585

		5,615

		12,461

Total Corporate Bonds (Cost $99,429)		106,493

Asset-Backed Obligations 6.2% of net assets

ACE Securities Corp.
Series 2003-HS1 Class M3
3.99%, 12/28/09 (a)(b)	1,500	718
Aegis Asset Backed Securities Trust
Series 2006-1 Class A1
0.32%, 12/28/09 (a)(b)	50	49
Ameriquest Mortgage Securities, Inc.
Series 2003-11 Class M5
3.49%, 12/28/09 (a)(b)	120	21
Amortizing Residential Collateral Trust
Series 2002-BC4 Class A
0.53%, 12/28/09 (a)(b)	1	1
Series 2002-BC7 Class M1
1.04%, 12/28/09 (a)(b)	476	243
Asset Backed Funding Certificates
Series 2005-HE1 Class M2
0.68%, 12/28/09 (a)(b)	400	203
Bear Stearns Asset Backed Securities
Series 2005-HE3 Class M1
0.67%, 12/28/09 (a)(b)	92	89
Citifinancial Mortgage Securities, Inc.
Series 2004-1 Class AF2
2.65%, 12/01/09 (a)(b)	95	94

3

Schwab Premier Income Fund
Portfolio Holdings (Unaudited) continued

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Citigroup Mortgage Loan Trust, Inc.
Series 2004-OPTI Class M5
1.29%, 12/28/09 (a)(b)	1,771	1,222
Series 2004-OPTI Class M6
1.32%, 12/28/09 (a)(b)	1,582	471
Countrywide Loan
Series 2002-3 Class M2
2.26%, 12/28/09 (a)(b)	498	132
CS First Boston Mortgage Securities Corp.
Series 2001-HE30 Class MF2
8.26%, 12/01/09 (a)(b)	1,826	666
First Franklin Mortgage Loan
Series 2002-FF1 Class M1
1.29%, 12/28/09 (a)(b)	1,381	401
Fremont Home Loan Trust
Series 2004-A Class M1
1.06%, 12/28/09 (a)(b)	2,105	1,498
Long Beach Mortgage Loan Trust
Series 2004-1 Class M3
0.94%, 12/28/09 (a)(b)	400	326
Series 2004-1 Class M4
1.24%, 12/28/09 (a)(b)	1,352	1,079
Series 2004-2 Class M2
1.32%, 12/28/09 (a)(b)	1,421	981
Series 2004-1 Class M6
1.64%, 12/28/09 (a)(b)	604	239
Merrill Lynch Mortgage Investors Trust
Series 2003-WMC3 Class M4
4.25%, 12/28/09 (a)(b)	3,059	1,107
Morgan Stanley ABS Capital I
Series 2004-NC8 Class M4
1.24%, 12/28/09 (a)(b)	794	576
Morgan Stanley Dean Witter Capital I
Series 2002-AM3 Class M2
3.24%, 12/28/09 (a)(b)	972	333
Novastar Home Equity Loan
Series 2004-4 Class M1
0.86%, 12/28/09 (a)(b)	963	957
Option One Mortgage Loan Trust
Series 2005-1 Class M2
0.78%, 12/28/09 (a)(b)	1,709	897
Series 2003-2 Class M1
1.21%, 12/28/09 (a)(b)	1,240	451
Series 2002-1 Class M1
1.36%, 12/28/09 (a)(b)	175	63
Series 2002-4 Class M2
1.93%, 12/28/09 (a)(b)	352	226
Park Place Securities, Inc.
Series 2005-WLL1 Class M1
0.66%, 12/28/09 (a)(b)	2,000	1,678
Series 2004-WCW1 Class M1
0.87%, 12/28/09 (a)(b)	2,569	2,423
Series 2004-MHQ1 Class M1
0.94%, 12/28/09 (a)(b)	1,000	864
Structured Asset Securities Corp.
Series 1998-2 Class M1
1.34%, 12/28/09 (a)(b)	1,242	1,039
Series 2005-2XS Class 1A5A
4.72%, 12/01/09 (a)(b)	1,790	1,494

Total Asset-Backed Obligations (Cost $21,878)		20,541

Mortgage-Backed Securities 33.8% of net assets

Collateralized Mortgage Obligations 11.6%
ABN Amro Mortgage Corp.
Series 2003-2 Class 2A1
0.74%, 12/01/09 (a)(b)	564	513
Series 2003-9 Class A1
4.50%, 08/25/18 (b)	258	263
American Home Mortgage Investment Trust
Series 2005-1 Class 7A2
5.29%, 12/01/09 (a)(b)	2,652	1,048
Banc of America Alternative Loan Trust
Series 2004-3 Class 4A1
5.00%, 04/25/19 (b)	1,968	1,955
Series 2005-2 Class CB
5.50%, 03/25/35 (b)(e)	6,189	741
Series 2005-5 Class CB
5.50%, 06/25/35 (b)(e)	3,317	385
Banc of America Mortgage Securities, Inc.
Series 2004-4 Class 2A1
5.50%, 05/25/34 (b)	1,266	1,262
Chase Mortgage Finance Corp.
Series 2003-S13 Class A16
5.00%, 11/25/33 (b)	2,401	2,423
Countrywide Alternative Loan Trust
Series 2005-J11 Class 7A1
6.00%, 06/25/17 (b)	167	163
Series 2004-29CB Class A6
4.00%, 01/25/35 (b)	177	172
Series 2005-23CB Class A15
5.50%, 07/25/35 (b)	881	727
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2003-56 Class 4A2
4.89%, 12/01/09 (a)(b)	5,031	2,704
CS First Boston Mortgage Securities Corp.
Series 2003-23 Class 7A1
5.00%, 09/25/18 (b)	3,034	3,065
Series 2004-7 Class 6A1
5.25%, 10/25/19 (b)	2,971	3,035
Series 2004-1 Class 1A1
5.75%, 02/25/34 (b)	700	683
GSAA Home Equity Trust
Series 2004-NC1 Class AF6
4.76%, 12/01/09 (a)(b)	1,738	1,652

4

Schwab Premier Income Fund
Portfolio Holdings (Unaudited) continued

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Impac CMB Trust
Series 2004-5 Class 1A1
0.60%, 12/28/09 (a)(b)	497	348
JPMorgan Mortgage Trust
Series 2007-A1 Class 6A1
4.77%, 12/01/09 (a)(b)	1,467	1,317
MASTR Asset Securitization Trust
Series 2003-11 Class 6A8
0.74%, 12/28/09 (a)(b)	1,891	1,751
Series 2003-6 Class 9A1
4.25%, 07/25/33 (b)	247	240
Nomura Asset Acceptance Corp.
Series 2004-AR1 Class 4A
4.29%, 12/01/09 (a)(b)	2,590	2,159
Residential Accredit Loans, Inc.
Series 2002-QS18 Class M1
5.50%, 12/25/17 (b)	199	149
Series 2003-QS1 Class A2
5.75%, 01/25/33 (b)	567	563
Residential Asset Securitization Trust
Series 2004-A6 Class A1
5.00%, 08/25/19 (b)	944	910
Series 2003-A1 Class A1
4.25%, 03/25/33 (b)	1,662	1,668
Structured Asset Securities Corp.
Series 2004-3 Class 3A1
5.50%, 03/25/19 (b)	335	329
Series 2005-6 Class 4A1
5.00%, 05/25/35 (b)	1,900	1,862
WAMU Mortgage Pass-Through Certificates
Series 2003-S10 Class A5
5.00%, 10/25/18 (b)	400	398
Series 2003-S9 Class A6
5.25%, 10/25/33 (b)	3,000	3,023
Series 2004-S3 Class 1A1
5.00%, 07/25/34 (b)	2,740	2,751

		38,259
U.S. Government Agency Mortgages 22.2%

Fannie Mae
6.00%, 02/01/15 to 07/01/37	24,174	26,054
9.75%, 07/01/16	4	4
7.00%, 11/01/16 to 01/01/35	993	1,102
5.50%, 09/01/17 to 05/01/27	10,955	11,780
4.50%, 08/01/18 to 09/01/19	890	939
5.00%, 04/01/19 to 06/01/24	3,310	3,537
6.50%, 12/01/19 to 08/01/26	1,072	1,169
4.50%, 11/01/20 (e)	9,180	848
Fannie Mae TBA
6.00%, 12/01/39	5,000	5,360
Freddie Mac
3.50%, 05/01/11	32	33
4.50%, 01/01/13 to 06/01/19	353	374
6.50%, 10/01/13 to 04/01/26	1,854	2,025
5.50%, 04/01/16 to 02/01/23	3,595	3,871
5.00%, 05/15/16 to 04/01/20	12,040	12,608
6.00%, 06/01/16 to 08/01/22	903	986
5.50%, 02/15/23 (e)	133	1
3.50%, 05/15/26 (b)	559	566
Ginnie Mae
7.63%, 08/15/28	184	210
7.38%, 09/15/28 to 02/15/30	530	604
7.13%, 02/15/29 to 03/15/29	299	339
7.00%, 04/15/29 to 05/15/29	430	480
7.25%, 04/15/29	153	174

		73,064

Total Mortgage-Backed Securities (Cost $108,744)		111,323

Commercial Mortgage Backed Securities 1.9% of net assets

Bear Stearns Commercial Mortgage Securities
Series 2005-PW10 Class A4
5.41%, 12/01/09 (a)(b)	2,230	2,244
Greenwich Capital Commercial Funding Corp.
Series 2007-GG9 Class A4
5.44%, 03/10/39 (b)	2,000	1,712
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2003-ML1A Class A1
3.97%, 03/12/39 (b)	151	154
Series 2005-LDP5 Class A2
5.20%, 12/15/44 (b)	1,400	1,405
LB-UBS Commercial Mortgage Trust
Series 2006-C3 Class A3
5.69%, 12/11/09 (a)(b)	710	702

Total Commercial Mortgage Backed Securities (Cost $5,864)		6,217

U.S. Government and Government Agencies 22.8% of net assets

U.S. Government Agency Guaranteed 1.2%

Bank of America Corp., (FDIC Insured)
2.10%, 04/30/12 (f)	4,000	4,091

U.S. Government Agency Securities 6.1%

Fannie Mae
2.13%, 04/15/11 (b)	4,000	4,024
1.00%, 11/23/11	10,000	10,052
2.50%, 03/19/12 (b)	5,000	5,032
Federal Farm Credit Bank
3.00%, 09/22/14	1,000	1,032

		20,140
U.S. Treasury Obligations 15.5%
U.S. Treasury Notes
1.50%, 07/15/12	5,000	5,079
1.38%, 11/15/12	100	101
2.75%, 10/31/13	7,000	7,330

5

Schwab Premier Income Fund
Portfolio Holdings (Unaudited) continued

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
2.63%, 07/31/14	4,000	4,139
2.38%, 09/30/14	1,850	1,889
2.38%, 10/31/14	14,000	14,268
3.25%, 07/31/16	6,500	6,780
3.00%, 09/30/16	2,700	2,763
3.38%, 11/15/19	8,500	8,627

		50,976

Total U.S. Government and Government Agencies (Cost $73,773)		75,207

Foreign Securities 0.7% of net assets

Foreign Agencies 0.7%

Canada 0.4%
Province of Ontario Canada
0.42%, 02/19/10 (a)	1,500	1,500
Mexico 0.2%
Petroleos Mexicanos
4.88%, 03/15/15 (b)	500	504
8.00%, 05/03/19 (b)	100	118

		622
Republic of Korea 0.1%
Export-Import Bank of Korea
8.13%, 01/21/14	100	117
Korea Development Bank
8.00%, 01/23/14	100	116

		233

Total Foreign Securities (Cost $2,294)		2,355

	Number of	Value
Security	Shares	($ x 1,000)
Preferred Stock 0.5% of net assets

HJ Heinz Finance Co. (c)	15	1,560

Total Preferred Stock (Cost $1,536)		1,560

Other Investment Company 2.4% of net assets

State Street Institutional Liquid Reserves Fund — Institutional Class	8,005,948	8,006

Total Other Investment Company (Cost $8,006)		8,006

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Short-Term Investments 0.3% of net assets

U.S. Treasury Obligations 0.3%

U.S. Treasury Bills
0.29%, 12/17/09 (d)	100	100
0.28%, 12/31/09 (d)	200	200
0.26%, 01/28/10 (d)	200	200
0.49%, 07/01/10 (d)	500	499

Total Short-Term Investments (Cost $998)		999

End of Investments.
(All dollar amounts are x 1,000)
At 11/30/09 the tax basis cost of the fund’s investments was $322,522 and the unrealized appreciation and depreciation were $15,651 and ($5,472), respectively, with a net unrealized appreciation of $10,179.

(a)	Variable-rate security.

(b)	Callable security.

(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $24,123 or 7.3% of net assets.

(d)	All or a portion of this security is held as collateral for futures contracts.

(e)	Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(f)	This debt is guaranteed under the FDIC Temporary Liquidity Guarantee Program, and the FDIC has stated that this debt is backed by the full faith and credit of the United States.
In addition to the above, the fund held the following at 11/30/09.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($ x 1,000)	($ x 1,000)
Futures Contracts

10 Years, Long, U.S. Treasury Note, expires 03/22/10	60	7,196	69
5 Years, Long, U.S. Treasury Note, expires 03/31/10	57	6,684	37

Net unrealized gains			106

6

Schwab Premier Income Fund
Portfolio Holdings (Unaudited) continued
Various inputs are used on determining the value of the funds’ investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:
•	Level 1—quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 Prices. These generally include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require revised valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate revised valuations of international securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 Prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of November 30, 2009:

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Corporate Bonds(a)	$—	$72,285	$—	$72,285
Finance
Banking	—	20,513	1,410	21,923

Industrial
Capital Goods	—	1,132	1,603	2,735
Consumer Cyclical	—	8,862	688	9,550

Asset-Backed Obligations	—	20,541	—	20,541

Mortgage-Backed Securities(a)	—	111,323	—	111,323

Commercial Mortgage Backed Securities	—	6,217	—	6,217

U.S. Government and Government Agencies(a)	—	75,207	—	75,207

Foreign Securities(a)	—	2,355	—	2,355

Preferred Stock	1,560	—	—	1,560

Other Investment Company	8,006	—	—	8,006

Short-Term Investments(a)	—	999	—	999

Total	$9,566	$319,434	$3,701	$332,701

7

Schwab Premier Income Fund
Portfolio Holdings (Unaudited) continued

Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Other Financial instruments
Futues Contracts*	$106	$—	$—	$106

*	Other Financial instruments are Futures Contracts which are not included in Portfolio Holdings and are valued at the unrealized appreciation or depreciation.

(a)	as categorized in Portfolio Holdings
The Fund entered into futures contracts during the period ended November 30, 2009. The fund invests in futures contracts in order to reduce the effects of uninvested cash on performance. The fund may also use futures contracts to manage interest rate exposures.
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance			Change in			Balance
	as of	Accrued	Realized	Unrealized	Net	Net	as of
	August	Discounts	Gain	Appreciation	Purchases	Transfers	November
Investments in Securities	31, 2009	(Premiums)	(Loss)	(Depreciation)	(Sales)	in (out)	30, 2009

Asset-Backed Obligations	$1,542	$12	$380	$(13)	$(1,024)	$(897)	$—

Corporate Bonds	3,830	5	—	162	1,366	(1,662)	3,701

Total	$5,372	$17	$380	$149	$342	$(2,559)	$3,701

8

Schwab Investments
Schwab Total Bond Market FundTM
Portfolio Holdings As of November 30, 2009, (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.
For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the next interest rate change date.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

37.1%	Mortgage-Backed Securities	329,930	343,706
18.4%	Corporate Bonds	156,692	170,598
36.5%	U.S. Government and Government Agencies	326,300	338,863
3.3%	Commercial Mortgage Backed Securities	30,278	30,932
0.5%	Asset-Backed Obligations	4,721	4,917
4.4%	Foreign Securities	39,284	40,572
0.3%	Municipal Bonds	2,819	2,712
1.9%	Other Investment Company	17,080	17,080
—%	Short-Term Investments	300	300

102.4%	Total Investments	907,404	949,680
(2.4)%	Other Assets and Liabilities, Net		(22,034)

100.0%	Net Assets		927,646

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Mortgage-Backed Securities 37.1% of net assets

U.S. Government Agency Mortgages 37.1%

Fannie Mae
3.34%, 12/01/09 (a)	3,812	3,891
4.72%, 12/01/09 (a)	2,000	2,064
5.50%, 12/01/13 to 09/01/38	68,379	73,024
5.00%, 12/01/17 to 05/01/38	47,517	50,206
4.00%, 07/01/18 to 04/01/39	15,657	15,865
4.50%, 07/01/19 to 09/01/39	40,523	41,885
6.50%, 09/01/22 to 11/01/37	14,482	15,707
6.00%, 09/01/24 to 12/01/37	32,098	34,520
7.00%, 04/01/37	3,680	4,057
Fannie Mae TBA
5.00%, 12/01/39	1,000	1,049
Freddie Mac
5.57%, 12/01/09 (a)	2,599	2,754
5.62%, 12/01/09 (a)	7,362	7,794
6.00%, 04/01/15 to 10/01/38	12,656	13,682
4.50%, 05/01/19 to 06/01/39	9,231	9,720
5.00%, 06/01/23 to 11/01/35	12,464	13,113
4.00%, 07/01/24 to 08/01/29	4,984	5,124
Ginnie Mae
5.00%, 10/20/21 to 07/15/39	10,597	11,207
4.50%, 05/15/24 to 05/15/39	9,843	10,155
7.50%, 03/15/32	517	599
6.00%, 05/15/32 to 08/15/38	5,448	5,872
5.50%, 04/15/33 to 11/15/38	10,214	10,914
7.00%, 06/15/33	582	655
4.00%, 06/20/39 to 07/20/39	932	934
6.50%, 08/15/39	1,866	2,004
Ginnie Mae TBA
5.00%, 12/01/39	2,000	2,103
5.50%, 12/01/39	1,500	1,597
6.00%, 12/01/39	3,000	3,211

Total Mortgage-Backed Securities (Cost $329,930)		343,706

Corporate Bonds 18.4% of net assets

Finance 6.9%

Banking 4.5%
American Express Bank FSB
5.50%, 04/16/13	1,000	1,074
Bank of America Corp.
7.38%, 05/15/14 (b)	200	225
5.63%, 10/14/16	2,000	2,054
6.00%, 10/15/36	500	499
Bank of New York Mellon Corp.
4.30%, 05/15/14	600	642
Barclays Bank PLC
5.00%, 09/22/16	1,000	1,039
BB&T Capital Trust IV
6.82%, 06/12/37 (a)(b)	1,000	885
BB&T Corp.
3.38%, 09/25/13	1,000	1,019
Bear Stearns & Co., Inc.
5.70%, 11/15/14	500	554
7.25%, 02/01/18	1,250	1,448
Citigroup, Inc.
6.38%, 08/12/14	4,000	4,212
8.50%, 05/22/19	200	226
Countrywide Financial Corp.
6.25%, 05/15/16	1,000	1,015
Credit Suisse USA, Inc.
5.50%, 05/01/14	1,500	1,647
5.30%, 08/13/19	1,000	1,050
Deutsche Bank AG
3.88%, 08/18/14	1,000	1,034

1

Schwab Total Bond Market Fund
Portfolio Holdings (Unaudited) continued

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Goldman Sachs Capital II
5.79%, 06/01/12 (a)(b)	1,500	1,110
JPMorgan Chase & Co.
5.60%, 06/01/11	250	267
5.38%, 10/01/12	1,000	1,097
6.40%, 05/15/38	250	278
JPMorgan Chase Bank NA
5.88%, 06/13/16	1,500	1,589
Merrill Lynch & Co., Inc.
5.45%, 02/05/13	2,000	2,103
Morgan Stanley
6.75%, 04/15/11 (b)	500	533
4.75%, 04/01/14	1,200	1,222
6.00%, 05/13/14	300	327
6.00%, 04/28/15	750	816
5.45%, 01/09/17 (b)	750	772
7.30%, 05/13/19 (b)	500	565
7.25%, 04/01/32 (b)	100	115
PNC Funding Corp.
4.25%, 09/21/15	600	620
Royal Bank of Scotland Group PLC
5.05%, 01/08/15	1,000	898
The Goldman Sachs Group, Inc.
6.60%, 01/15/12	1,000	1,095
3.63%, 08/01/12	1,000	1,040
7.50%, 02/15/19	1,000	1,183
5.95%, 01/15/27 (b)	2,000	1,936
US Bancorp
2.13%, 02/15/13	600	605
Wachovia Bank NA
4.88%, 02/01/15	2,000	2,071
Wells Fargo & Co.
4.38%, 01/31/13	1,000	1,049
5.63%, 12/11/17	2,000	2,090

		42,004

Brokerage 0.1%
Jefferies Group, Inc.
5.50%, 03/15/16 (b)	1,000	979

Finance Company 1.0%
General Electric Capital Corp.
3.50%, 08/13/12	1,500	1,545
5.00%, 01/08/16	2,000	2,085
6.38%, 11/15/17 (a)(b)	1,000	824
6.75%, 03/15/32 (b)	500	514
6.88%, 01/10/39	500	526
HSBC Finance Capital Trust IX
5.91%, 11/30/15 (a)(b)	500	398
HSBC Finance Corp.
7.00%, 05/15/12	750	824
4.75%, 07/15/13	1,000	1,050
International Lease Finance Corp.
5.45%, 03/24/11	1,274	1,174

		8,940

Insurance 0.9%
Allstate Life Global Funding Trusts
5.38%, 04/30/13	700	755
American International Group, Inc.
5.60%, 10/18/16	1,000	770
Chubb Corp.
6.00%, 05/11/37 (b)	1,095	1,199
CNA Financial Corp.
7.35%, 11/15/19 (b)	1,000	1,018
MetLife, Inc.
7.72%, 02/15/19 (b)	750	901
Protective Life Corp.
7.38%, 10/15/19 (b)	1,000	1,025
Prudential Financial, Inc.
4.75%, 09/17/15	1,000	1,019
Travelers Co., Inc.
5.90%, 06/02/19 (b)	400	448
UnitedHealth Group, Inc.
5.38%, 03/15/16 (b)	1,336	1,406

		8,541

Real Estate Investment Trust 0.4%
Simon Property Group LP
5.75%, 12/01/15 (b)	3,000	3,178

		63,642

Industrial 9.3%

Basic Industry 0.9%
ArcelorMittal
7.00%, 10/15/39 (b)	1,000	989
Barrick Gold Corp.
6.95%, 04/01/19 (b)	1,000	1,164
BHP Billiton Finance (USA) Ltd.
5.50%, 04/01/14	800	891
EI Du Pont de Nemours & Co.
4.75%, 03/15/15 (b)	1,000	1,096
International Paper Co.
7.30%, 11/15/39 (b)	500	499
Praxair, Inc.
4.38%, 03/31/14 (b)	350	378
Rio Tinto Finance (USA) Ltd.
8.95%, 05/01/14 (b)	1,250	1,504
The Dow Chemical Co.
6.00%, 10/01/12 (b)	500	545
8.55%, 05/15/19 (b)	600	710
9.40%, 05/15/39 (b)	100	129
Vale Overseas Ltd.
6.88%, 11/10/39 (b)	500	519

		8,424

Capital Goods 0.9%
Allied Waste North America, Inc.
6.13%, 02/15/14 (b)	600	620
Boeing Capital Corp.
3.25%, 10/27/14 (b)	1,000	1,019

2

Schwab Total Bond Market Fund
Portfolio Holdings (Unaudited) continued

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Caterpillar Financial Services Corp.
5.85%, 09/01/17	1,500	1,646
General Electric Co.
5.25%, 12/06/17	1,000	1,042
Honeywell International, Inc.
5.00%, 02/15/19 (b)	525	564
John Deere Capital Corp.
4.90%, 09/09/13	500	546
Lockheed Martin Corp.
4.25%, 11/15/19 (b)	250	251
5.50%, 11/18/39 (b)	250	253
The Boeing Co.
6.88%, 03/15/39 (b)	200	240
Tyco International Finance S.A.
8.50%, 01/15/19 (b)	200	248
United Technologies Corp.
6.13%, 02/01/19 (b)	1,000	1,155
Waste Management, Inc.
6.38%, 03/11/15 (b)	1,000	1,136

		8,720

Communications 1.9%
America Movil, S.A.B. de CV
5.00%, 10/16/19 (b)(c)	1,000	1,011
AT&T, Inc.
6.55%, 02/15/39 (b)	1,000	1,083
CBS Corp.
8.20%, 05/15/14 (b)	500	563
8.88%, 05/15/19 (b)	500	582
Comcast Corp.
5.70%, 05/15/18 (b)	1,000	1,064
DirecTV Holdings Financing Co., Inc.
4.75%, 10/01/14 (b)(c)	500	517
Discovery Communications LLC
5.63%, 08/15/19 (b)	500	528
Grupo Televisa S.A.
6.63%, 03/18/25 (b)	500	505
News America Holdings, Inc.
9.25%, 02/01/13	250	296
News America, Inc.
6.15%, 03/01/37 (b)	650	653
Pacific Bell Telephone Co.
7.13%, 03/15/26	1,500	1,670
Rogers Communications
8.00%, 12/15/12 (b)	500	511
Telecom Italia Capital S.A.
7.18%, 06/18/19 (b)	1,000	1,135
Telefonica Emisiones S.A.U.
5.88%, 07/15/19 (b)	1,000	1,100
Time Warner Cable, Inc.
5.85%, 05/01/17 (b)	1,500	1,601
6.75%, 06/15/39 (b)	250	267
Verizon Communications, Inc.
8.75%, 11/01/18 (b)	2,000	2,543
8.95%, 03/01/39 (b)	1,000	1,370
Verizon Wireless Capital LLC
3.75%, 05/20/11 (b)	500	518

		17,517

Consumer Cyclical 0.8%
CVS Caremark Corp.
6.30%, 06/01/12 (a)(b)	1,000	861
Historic TW, Inc.
6.88%, 06/15/18	1,000	1,134
McDonald’s Corp.
5.00%, 02/01/19 (b)	1,000	1,084
PACCAR, Inc.
6.88%, 02/15/14 (b)	800	922
Viacom, Inc.
5.75%, 04/30/11 (b)	500	525
4.25%, 09/15/15 (b)	1,000	1,022
Wal-Mart Stores, Inc.
6.20%, 04/15/38	2,000	2,267

		7,815

Consumer Non-Cyclical 2.5%
Abbott Laboratories
6.00%, 04/01/39 (b)	1,000	1,112
Amgen, Inc.
5.70%, 02/01/19 (b)	1,000	1,113
Anheuser-Busch InBev Worldwide, Inc.
4.13%, 01/15/15 (b)(c)	1,000	1,031
5.38%, 01/15/20 (b)(c)	1,000	1,051
Bottling Group LLC
6.95%, 03/15/14 (b)	500	589
5.13%, 01/15/19 (b)	500	538
Coca-Cola Enterprises, Inc.
8.50%, 02/01/12	500	571
4.50%, 08/15/19 (b)	1,000	1,037
Diageo Capital PLC
7.38%, 01/15/14 (b)	750	883
Express Scripts, Inc.
6.25%, 06/15/14 (b)	500	555
General Mills, Inc.
5.20%, 03/17/15 (b)	2,000	2,200
Mead Johnson Nutrition Co.
3.50%, 11/01/14 (b)	1,000	1,018
5.90%, 11/01/39 (b)	500	514
Medco Health Solutions, Inc.
6.13%, 03/15/13 (b)	1,000	1,091
PepsiCo, Inc.
7.90%, 11/01/18 (b)	500	636
Pfizer, Inc.
5.35%, 03/15/15 (b)	1,000	1,120
7.20%, 03/15/39 (b)	1,000	1,276
Quest Diagnostics, Inc.
4.75%, 01/15/20 (b)	500	505
Reynolds American, Inc.
7.25%, 06/01/13 (b)	500	553
6.75%, 06/15/17 (b)	600	627
7.25%, 06/15/37 (b)	150	152
Safeway, Inc.
6.25%, 03/15/14 (b)	600	674

3

Schwab Total Bond Market Fund
Portfolio Holdings (Unaudited) continued

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
7.25%, 02/01/31 (b)	150	181
The Kroger Co.
3.90%, 10/01/15 (b)	1,000	1,035
Thermo Fisher Scientific, Inc.
3.25%, 11/18/14 (b)(c)	1,000	1,010
Watson Pharmaceuticals, Inc.
5.00%, 08/15/14 (b)	300	312
6.13%, 08/15/19 (b)	500	532
Wyeth
6.95%, 03/15/11 (b)	1,000	1,077
Zimmer Holdings, Inc.
5.75%, 01/01/40 (b)	200	206

		23,199

Energy 1.2%
Apache Corp.
6.90%, 09/15/18 (b)	400	484
Baker Hughes, Inc.
6.50%, 11/15/13 (b)	100	115
7.50%, 11/15/18 (b)	400	495
BP Capital Markets PLC
3.88%, 03/10/15 (b)	1,000	1,055
ConocoPhillips
6.00%, 01/15/20 (b)	1,000	1,126
Exelon Generation Co., LLC
5.20%, 10/01/19 (b)	1,000	1,037
Halliburton Co.
7.45%, 09/15/39 (b)	500	634
Husky Energy, Inc.
7.25%, 12/15/19 (b)	250	293
Nexen, Inc.
6.20%, 07/30/19 (b)	500	536
Occidental Petroleum Corp.
7.00%, 11/01/13 (b)	750	880
Shell International Finance BV
6.38%, 12/15/38 (b)	500	582
Statoil ASA
2.90%, 10/15/14 (b)	2,000	2,046
Valero Energy Corp.
10.50%, 03/15/39 (b)	200	264
Weatherford International Ltd.
9.63%, 03/01/19 (b)	250	313
XTO Energy, Inc.
6.75%, 08/01/37 (b)	1,000	1,114

		10,974

Technology 0.7%
Agilent Technologies, Inc.
6.50%, 11/01/17 (b)	1,000	1,070
Cisco Systems, Inc.
4.45%, 01/15/20 (b)	750	764
Hewlett-Packard Co.
6.13%, 03/01/14 (b)	700	799
International Business Machines Corp.
7.63%, 10/15/18 (b)	1,000	1,266
Microsoft Corp.
4.20%, 06/01/19	500	522
Nokia OYJ
6.63%, 05/15/39 (b)	500	564
Oracle Corp.
3.75%, 07/08/14 (b)	1,000	1,052
Xerox Corp.
5.65%, 05/15/13 (b)	500	533

		6,570

Transportation 0.4%
Burlington Northern Santa Fe Corp.
7.00%, 02/01/14 (b)	700	813
5.65%, 05/01/17 (b)	1,000	1,097
Union Pacific Corp.
5.75%, 11/15/17 (b)	700	765
United Parcel Service, Inc.
6.20%, 01/15/38 (b)	750	863

		3,538

		86,757

Utilities 2.2%

Electric 1.5%
Appalachian Power Co.
7.95%, 01/15/20 (b)	600	740
Dominion Resources, Inc.
8.88%, 01/15/19 (b)	600	770
Duke Energy Corp.
7.00%, 11/15/18 (b)	1,000	1,213
FirstEnergy Solutions Corp.
6.80%, 08/15/39 (b)	1,000	1,043
National Rural Utilities Cooperative Finance Corp.
3.88%, 09/16/15 (b)	1,000	1,039
Nevada Power Co.
7.13%, 03/15/19 (b)	1,500	1,725
Nisource Finance Corp.
10.75%, 03/15/16 (b)	500	606
Ohio Edison Co.
8.25%, 10/15/38 (b)	500	664
Pacific Gas & Electric Co.
8.25%, 10/15/18 (b)	1,500	1,899
Pacificorp
6.00%, 01/15/39 (b)	2,000	2,198
Southern California Edison Co.
5.75%, 03/15/14 (b)	1,500	1,682

		13,579

Natural Gas 0.7%
Energy Transfer Partners LP
9.00%, 04/15/19 (b)	500	611
Enterprise Products Operating LLC
6.30%, 09/15/17 (b)	1,000	1,105
Kinder Morgan Energy Partners LP
7.13%, 03/15/12 (b)	500	552
6.85%, 02/15/20 (b)	500	568
6.95%, 01/15/38 (b)	500	542
Magellan Midstream Partners LP
6.40%, 07/15/18 (b)	1,000	1,102

4

Schwab Total Bond Market Fund
Portfolio Holdings (Unaudited) continued

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Sempra Energy
6.00%, 10/15/39 (b)	500	498
Southern Natural Gas Co.
5.90%, 04/01/17 (b)(c)	1,000	1,056
Williams Cos., Inc.
8.75%, 01/15/20 (b)	500	586

		6,620

		20,199

Total Corporate Bonds (Cost $156,692)		170,598

U.S. Government and Government Agencies 36.5% of net assets

U.S. Government Agency Guaranteed 1.4%
General Electric Capital Corp., (FDIC Insured)
3.00%, 12/09/11 (d)	2,000	2,084
JPMorgan Chase & Co., (FDIC Insured)
3.13%, 12/01/11 (d)	3,500	3,656
Morgan Stanley, (FDIC Insured)
2.25%, 03/13/12 (d)	2,500	2,568
The Goldman Sachs Group, Inc., (FDIC Insured)
3.25%, 06/15/12 (d)	1,000	1,053
Wells Fargo & Co., (FDIC Insured)
3.00%, 12/09/11 (d)	4,000	4,169

		13,530

U.S. Government Agency Securities 7.6%

Fannie Mae
6.25%, 02/01/11	1,001	1,058
1.75%, 03/23/11	3,000	3,050
3.63%, 08/15/11	4,000	4,203
1.88%, 10/29/12 (b)	3,000	3,016
3.00%, 10/29/14 (b)	3,000	3,029
4.38%, 10/15/15	2,000	2,197
5.38%, 06/12/17	4,000	4,598
6.63%, 11/15/30	1,500	1,886
Federal Farm Credit Bank
1.88%, 12/07/12	2,000	2,030
3.00%, 09/22/14	2,500	2,580
Federal Home Loan Bank
3.63%, 09/16/11	5,700	6,004
2.10%, 08/10/12 (b)	2,000	2,006
1.63%, 11/21/12	1,500	1,515
3.63%, 05/29/13	3,000	3,210
3.63%, 10/18/13	1,000	1,070
5.00%, 11/17/17	2,000	2,227
5.50%, 07/15/36	1,000	1,072
Freddie Mac
2.00%, 03/16/11 (b)	5,000	5,019
3.88%, 06/29/11	3,000	3,159
2.13%, 09/21/12	6,500	6,653
3.25%, 02/18/14 (b)	2,950	2,968
4.75%, 11/17/15	4,000	4,464
4.88%, 06/13/18	2,000	2,213
Tennessee Valley Authority
4.65%, 06/15/35	1,000	937

		70,164

U.S. Treasury Obligations 27.5%

U.S. Treasury Bonds
6.25%, 08/15/23	3,000	3,802
6.00%, 02/15/26	8,000	10,018
5.25%, 02/15/29	7,000	8,103
5.38%, 02/15/31	2,000	2,355
4.50%, 02/15/36	5,000	5,261
4.50%, 08/15/39	8,330	8,754
U.S. Treasury Notes
1.50%, 10/31/10	1,675	1,694
0.88%, 01/31/11	2,000	2,013
1.13%, 06/30/11	300	303
1.00%, 07/31/11	1,800	1,815
4.88%, 07/31/11	46,000	49,382
1.13%, 01/15/12	10,000	10,081
1.38%, 02/15/12	4,000	4,054
1.38%, 03/15/12	6,000	6,080
1.38%, 05/15/12	10,000	10,126
1.88%, 06/15/12	4,000	4,101
1.50%, 07/15/12	10,000	10,158
1.75%, 08/15/12	1,250	1,276
1.38%, 10/15/12	14,900	15,043
1.38%, 11/15/12	7,800	7,864
2.75%, 10/31/13	2,745	2,875
2.25%, 05/31/14	700	714
2.63%, 06/30/14	850	880
2.63%, 07/31/14	8,000	8,278
2.38%, 08/31/14	2,575	2,632
2.38%, 09/30/14	6,350	6,483
2.38%, 10/31/14	2,985	3,042
2.13%, 11/30/14	8,000	8,048
4.00%, 02/15/15	10,000	10,961
3.25%, 07/31/16	14,000	14,604
3.00%, 08/31/16	100	103
3.00%, 09/30/16	3,000	3,070
3.13%, 10/31/16	3,000	3,089
4.63%, 02/15/17	3,000	3,378
4.50%, 05/15/17	3,000	3,349
4.25%, 11/15/17	5,000	5,480
4.00%, 08/15/18	3,000	3,212
3.75%, 11/15/18	3,000	3,147
3.38%, 11/15/19	9,400	9,541

		255,169

Total U.S. Government and Government Agencies (Cost $326,300)		338,863

5

Schwab Total Bond Market Fund
Portfolio Holdings (Unaudited) continued

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Commercial Mortgage Backed Securities 3.3% of net assets

Banc of America Commercial Mortgage, Inc.
Series 2005-3 Class AJ
4.77%, 12/01/09 (a)(b)	400	293
Series 2006-3 Class AM
6.01%, 12/01/09 (a)(b)	800	579
Series 2006-1 Class A2
5.33%, 09/10/45 (b)	4,400	4,458
Series 2007-1 Class A4
5.45%, 01/15/49 (b)	4,000	3,542
Bear Stearns Commercial Mortgage Securities
Series 2005-PR10 Class A4
5.41%, 12/11/40 (b)	6,000	6,037
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2005-CD1 Class A3
5.40%, 12/01/09 (a)(b)	4,200	4,280
Credit Suisse Mortgage Capital Certificates
Series 2007-C5 Class A3
5.69%, 12/01/09 (a)(b)	315	296
Series 2007-C5 Class A4
5.70%, 12/01/09 (a)(b)	900	721
Series 2006-C1 Class AM
5.73%, 12/01/09 (a)(b)	650	540
GE Capital Commercial Mortgage Corp.
Series 2007-C1 Class AAB
5.48%, 12/10/49 (b)	135	127
Greenwich Capital Commercial Funding Corp.
Series 2007-GG9 Class A4
5.44%, 03/10/39 (b)	3,000	2,568
GS Mortgage Securities Corp II
Series 2006-GG6 Class A4
5.55%, 12/01/09 (a)(b)	1,100	995
Series 2006-GG8 Class AJ
5.62%, 11/10/39 (b)	1,000	526
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2007-LD12 Class A3
6.19%, 12/01/09 (a)(b)	2,000	1,920
Series 2006-LDP9 Class A2S
5.30%, 05/15/47 (b)	1,000	946
Series 2007-LD12 Class A2
5.83%, 02/15/51 (b)	75	76
LB-UBS Commercial Mortgage Trust
Series 2005-C3 Class AJ
4.84%, 07/15/40 (b)	241	191
Merrill Lynch Mortgage Trust
Series 2005-LC1 Class AM
5.44%, 12/01/09 (a)(b)	700	604
Morgan Stanley Capital I
Series 2007-IQ14 Class AAB
5.65%, 12/01/09 (a)(b)	2,290	2,233

Total Commercial Mortgage Backed Securities (Cost $30,278)		30,932

Asset-Backed Obligations 0.5% of net assets

Chase Issuance Trust
Series 2007-A17 Class A
5.12%, 10/15/14 (b)	2,900	3,157
Marriott Vacation Club Owner Trust
Series 2007-2A Class B
6.06%, 10/20/29 (b)	793	694
Nissan Auto Receivables Owner Trust
Series 2008-B Class A4
5.05%, 11/17/14 (b)	1,000	1,066

Total Asset-Backed Obligations (Cost $4,721)		4,917

Foreign Securities 4.4% of net assets

Foreign Agencies 1.7%

Canada 0.7%
Export Development Canada
1.75%, 09/24/12	6,000	6,071
Cayman Islands 0.1%
Petrobras International Finance Co.
5.75%, 01/20/20 (b)	1,000	1,024
Germany 0.6%
KFW Bankengruppe
2.00%, 01/17/12	3,000	3,063
Kreditanstalt fuer Wiederaufbau
3.50%, 03/10/14	2,500	2,639

		5,702

Mexico 0.2%
Petroleos Mexicanos
4.83%, 03/15/15 (b)	1,000	1,007
8.00%, 05/03/19 (b)	400	472

		1,479

Republic of Korea 0.1%
Export-Import Bank of Korea
8.13%, 01/21/14	500	585
Korea Development Bank
8.00%, 01/23/14	500	582

		1,167

		15,443

6

Schwab Total Bond Market Fund
Portfolio Holdings (Unaudited) continued

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Foreign Local Government 0.5%

Canada 0.5%
Province of Ontario Canada
3.50%, 07/15/13	4,000	4,216

Sovereign 1.1%

Brazil 0.3%
Brazilian Government International Bond
6.00%, 01/17/17 (b)	3,000	3,303

Canada 0.1%
Canada Government International Bond
2.38%, 09/10/14	1,500	1,517

Italy 0.3%
Republic of Italy
6.88%, 09/27/23	250	302
2.13%, 10/05/12	2,500	2,533

		2,835

Mexico 0.3%
United Mexican States
5.95%, 03/19/19 (b)	2,000	2,178
Mexico Government International Bond
6.75%, 09/27/34	250	279

		2,457

Peru 0.1%
Peruvian Government International Bond
7.13%, 03/30/19	500	589

		10,701

Supranational 1.1%

European Investment Bank
1.75%, 09/14/12	6,000	6,063
Inter-American Development Bank
3.00%, 04/22/14	2,000	2,079
3.88%, 09/17/19	2,000	2,070

		10,212

Total Foreign Securities (Cost $39,284)		40,572

Municipal Bonds 0.3% of net assets

Fixed-Rate Obligations 0.3%

Illinois
GO Bonds (Pension Funding) Series 2003
5.10%, 06/01/33	3,000	2,712

	Number of	Value
Security	Shares	($ x 1,000)
Other Investment Company 1.9% of net assets

State Street Institutional Liquid Reserves Fund — Institutional Class	17,079,722	17,080

Total Other Investment Company (Cost $17,080)		17,080

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Short-Term Investments 0.0% of net assets

U.S. Treasury Obligations 0.0%

U.S. Treasury Bills
0.29%, 12/24/09	200	200
0.34%, 12/31/09	100	100

Total Short-Term Investments (Cost $300)		300

End of Investments.

(All dollar amounts are x 1,000)

At 11/30/09 the tax basis cost of the fund’s investments was $907,515 and the unrealized appreciation and depreciation were $43,421 and ($1,256), respectively, with a net appreciation of $42,165.

(a)	Variable-rate security.

(b)	Callable security.

(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $5,676 or 0.6% of net assets.

(d)	This debt is guaranteed under the FDIC Temporary Liquidity Guarantee Program, and the FDIC has stated that this debt is backed by the full faith and credit of the United States.

7

Schwab Total Bond Market Fund
Portfolio Holdings (Unaudited) continued
Various inputs are used on determining the value of the funds’ investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:
•	Level 1—quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 Prices. These generally include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require revised valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate revised valuations of international securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 Prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of November 30, 2009:

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Mortgage-Backed Securities(a)	$—	$343,706	$—	$343,706

Corporate Bonds(a)	—	162,783	—	162,783
Industrial
Consumer Cyclical	—	6,954	861	7,815

U.S. Government and Government Agencies(a)	—	338,863	—	338,863

Commercial Mortgage Backed Securities	—	30,932	—	30,932

Asset-Backed Obligations	—	4,917	—	4,917

Foreign Securities(a)	—	40,572	—	40,572

Municipal Bonds(a)	—	2,712	—	2,712

Other Investment Company	17,080	—	—	17,080

Short-Term Investments(a)	—	300	—	300

Total	$17,080	$931,739	$861	$949,680

*	The fund had no Other Financial Instruments.

(a)	as categorized in Portfolio Holdings

8

Schwab Total Bond Market Fund
Portfolio Holdings (Unaudited) continued
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

				Change in			Balance as
	Balance as	Accrued	Realized	Unrealized	Net		of
Investments in	of August	Discounts	Gain	Appreciation	Purchases	Net Transfers	November
Securities	31, 2009	(Premiums)	(Loss)	(Depreciation)	(Sales)	in (out)	30, 2009

Corporate Bonds	$1,249	$—	($240)	$512	($1,053)	$393	$861

Total	$1,249	$—	($240)	$512	($1,053)	$393	$861

9

Schwab Investments
Schwab GNMA FundTM
Portfolio Holdings As of November 30, 2009, (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.
For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the next interest rate change date.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

95.3%	Mortgage-Backed Securities	344,715	354,086
9.1%	Other Investment Company	33,589	33,589

104.4%	Total Investments	378,304	387,675
(4.4)%	Other Assets and Liabilities, Net		(16,294)

100.0%	Net Assets		371,381

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Mortgage-Backed Securities 95.3% of net assets

Collateralized Mortgage Obligations 0.0%

Vendee Mortgage Trust
Series 1995-3 Class 1Z
7.25%, 09/15/25 (b)	85	94

U.S. Government Agency Mortgages 95.3%

Fannie Mae
5.50%, 09/01/14 to 09/01/17	875	935
6.00%, 03/01/22	1,028	1,121
6.10%, 02/01/29	70	76
6.25%, 06/01/29	70	76
6.50%, 04/01/31	291	317
Fannie Mae Grantor Trust
6.50%, 07/25/42 (b)	161	175
7.00%, 01/25/44 (b)	182	202
Fannie Mae REMICS
4.50%, 10/25/15	557	560
5.50%, 10/25/24	298	299
6.00%, 04/25/28 to 05/05/31	5,463	5,504
7.00%, 09/25/22 to 01/25/42	1,268	1,409
Fannie Mae Whole Loan
6.50%, 02/25/44 (b)	185	202
7.00%, 10/25/42 (b)	102	112
Freddie Mac
5.50%, 04/01/16	1,407	1,519
Freddie Mac Gold
5.50%, 01/01/17 to 02/01/24	9,562	10,291
Freddie Mac REMICS
3.75%, 12/15/11 (b)	255	258
4.00%, 01/15/16 to 04/15/28(b)	4,010	4,058
4.50%, 01/15/25 to 11/15/25(b)	438	441
5.00%, 06/15/24 to 04/15/27(b)	765	776
5.50%, 06/15/25 to 10/15/26(b)	1,025	1,047
6.00%, 05/15/18 to 04/15/27(b)	2,136	2,180
6.50%, 03/15/14 (b)(c)	418	33
Ginnie Mae
3.63%, 12/01/09 (a)	161	166
3.88%, 12/01/09 (a)	78	80
4.00%, 12/01/09 (a)	915	940
4.00%, 10/17/29 to 10/20/33	827	863
4.13%, 12/01/09 (a)	94	96
4.38%, 12/01/09 (a)	482	497
4.50%, 12/01/09 (a)	79	81
4.50%, 06/30/12 to 05/15/39	19,523	20,279
5.00%, 03/24/12 to 07/20/36	92,699	98,425
5.50%, 09/20/13 to 07/15/38	75,753	81,245
6.00%, 02/20/12 to 11/15/39	61,677	66,577
6.10%, 06/20/28 to 09/15/31	3,366	3,649
6.15%, 04/20/29 to 04/20/30	2,171	2,355
6.25%, 10/20/28 to 03/20/30	2,879	3,131
6.50%, 12/20/11 to 08/20/34	15,259	16,616
7.00%, 09/15/10 to 04/15/39	6,399	7,027
7.10%, 12/15/30	68	77
7.50%, 04/15/11 to 11/15/37	638	728
8.00%, 10/15/11 to 06/15/30	144	165
8.50%, 08/20/25 to 01/20/30	23	26
9.00%, 09/20/15 to 09/20/30	716	797
13.00%, 07/20/14	—	—
Ginnie Mae TBA
4.50%, 12/01/39	15,000	15,427
5.00%, 12/01/39	3,000	3,154

		353,992

Total Mortgage-Backed Securities (Cost $344,715)		354,086

	Number of	Value
Security	Shares	($ x 1,000)
Other Investment Company 9.1% of net assets

State Street Institutional Liquid Reserves Fund — Institutional Class	33,589,185	33,589

Total Other Investment Company (Cost $33,589)		33,589

End of Investments.

1

Schwab GNMA Fund
Portfolio Holdings (Unaudited) continued
(All dollar amounts are x 1,000)

At 11/30/09 the tax basis cost of the fund’s investments was $378,304 and the unrealized apprecation and depreciation were $9,407 and ($36), respectively, with a net unrealized appreciation of $9,371.

(a)	Variable-rate security.

(b)	Callable security.

(c)	Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.
Various inputs are used on determining the value of the funds’ investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:
•	Level 1—quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 Prices. These generally include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require revised valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate revised valuations of international securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 Prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of November 30, 2009:

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Mortgage-Backed Securities(a)	$—	$354,086	$—	$354,086

Other Investment Company	33,589	—	—	33,589

Total	$33,589	$354,086	$—	$387,675

*	The fund had no Other Financial Instruments.

(a)	as categorized in the complete schedule of Holdings

2

Schwab Investments
Schwab Inflation-Protected FundTM
Portfolio Holdings As of November 30, 2009, (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.
For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the next interest rate change date.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

96.4%	U.S. Government Securities	262,788	281,599
2.8%	Other Investment Company	8,083	8,083
0.1%	Short-Term Investments	200	200

99.3%	Total Investments	271,071	289,882
0.7%	Other Assets and Liabilities, Net		2,138

100.0%	Net Assets		292,020

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
U.S. Government Securities 96.4% of net assets

U.S. Treasury Obligations 96.4%

U.S. Treasury Inflation Protected Securities
2.38%, 04/15/11	16,321	16,938
2.00%, 04/15/12	9,940	10,475
3.00%, 07/15/12	3,603	3,911
0.63%, 04/15/13	1,533	1,570
1.88%, 07/15/13	16,462	17,524
2.00%, 01/15/14	36,087	38,649
1.63%, 01/15/15	11,310	11,957
1.88%, 07/15/15	11,103	11,920
2.00%, 01/15/16	17,927	19,324
2.63%, 07/15/17	9,587	10,793
1.63%, 01/15/18	19,071	20,028
1.38%, 07/15/18	11,017	11,361
2.13%, 01/15/19	8,047	8,785
1.88%, 07/15/19	7,080	7,590
2.38%, 01/15/25	15,834	17,404
2.00%, 01/15/26	9,891	10,372
2.38%, 01/15/27	10,174	11,204
1.75%, 01/15/28	3,608	3,627
3.63%, 04/15/28	10,896	14,047
2.50%, 01/15/29	17,100	19,187

	Number of	Value
Security	Shares	($ x 1,000)
3.88%, 04/15/29	6,766	9,089
3.38%, 04/15/32	4,502	5,844

Total U.S. Government Securities (Cost $262,788)		281,599

Other Investment Company 2.8% of net assets

State Street Institutional Liquid Reserves Fund — Institutional Class	8,082,976	8,083

Total Other Investment Company (Cost $8,083)		8,083

Issuer	Face Amount	Value
Rate, Maturity Date*	($ x 1,000)	($ x 1,000)
Short-Term Investments 0.1% of net assets
U.S. Treasury Obligations 0.1%

U.S. Treasury Bills
0.12%, 05/13/10 (a)	100	100
0.15%, 05/13/10 (a)	100	100

Total Short-Term Investments (Cost $200)		200

End of Investments.
(All dollar amounts are x 1,000)
At 11/30/09, the tax basis cost of the fund’s investments was $272,737, and the unrealized appreciation and depreciation were $17,145 and ($0), respectively, with a net unrealized appreciation of $17,145.

(a)	All or a portion of this security is held as collateral for open futures contracts.

1

Schwab Inflation-Protected Fund
Portfolio Holdings (Unaudited) continued
In addition to the above, the fund held the following at 11/30/09.

		Contract	Unrealized
	Number of	Value	Losses
	Contracts	($ x 1,000)	($ x 1,000)
Futures Contracts

10 Years, Short, U.S. Treasury Note, expires 03/22/10	(50)	5,997	(58)
Various inputs are used on determining the value of the funds’ investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:
•	Level 1—quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 Prices. These generally include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require revised valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate revised valuations of international securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 Prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of November 30, 2009:

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

U.S. Government Securities(a)	$—	$281,599	$—	$281,599

Other Investment Company	8,083	—	—	8,083

Short-Term Investments(a)	—	200	—	200

2

Schwab Inflation-Protected Fund
Portfolio Holdings (Unaudited) continued

Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Total	$8,083	$281,799	$—	$289,882

LIABILITIES VALUATION INPUT

Other Financial Instruments

Futures Contracts *	$(58)	$—	$—	$(58)

*	Futures contracts are not included in Investments and are valued at the unrealized appreciation or depreciation.

(a)	as categorized in Portfolio Holdings
The Fund entered into futures contracts during the period ended November 30, 2009. The fund invests in futures contracts in order to reduce the effects of uninvested cash on performance. The fund may also use futures contracts to manage interest rate exposures.

3

Schwab Investments
Schwab YieldPlus FundTM
Portfolio Holdings As of November 30, 2009, (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.
For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the next interest rate change date.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

64.9%	U.S. Government and Government Agencies	130,048	131,346
2.2%	Foreign Securities	4,505	4,508
31.0%	Corporate Bonds	62,673	62,740
0.3%	Other Investment Company	594	594

98.4%	Total Investments	197,820	199,188
1.6%	Other Assets and Liabilities, Net		3,173

100.0%	Net Assets		202,361

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
U.S. Government and Government Agencies 64.9% of net assets

U.S. Government Agency Securities 24.8%

Fannie Mae
1.00%, 11/23/11	15,000	15,078
Federal Home Loan Banks
0.75%, 04/14/10 (a)(b)	10,000	10,008
0.80%, 05/06/11	25,000	25,110

		50,196

U.S. Treasury Obligations 40.1%

U.S. Treasury Notes
2.88%, 06/30/10	55,000	55,879
1.13%, 06/30/11	25,000	25,271

		81,150

Total U.S. Government and Government Agencies (Cost $130,048)		131,346

Foreign Securities 2.2% of net assets

Foreign Agency 0.5%

Republic of Korea 0.5%
Export-Import Bank of Korea
4.63%, 03/16/10	1,000	1,008

Foreign Local Government 1.7%

Canada 1.7%

Province of Ontario Canada
0.42%, 02/19/10 (a)	3,500	3,500

Total Foreign Securities (Cost $4,505)		4,508

Corporate Bonds 31.0% of net assets

Finance 16.0%

Banking 11.1%
American Express Centurion Bank
0.30%, 12/23/09 (a)	2,000	1,997
Australia & New Zealand Banking Group Ltd.
0.58%, 01/21/10 (a)	3,500	3,507
Citigroup, Inc.
0.31%, 12/28/09 (a)	1,500	1,500
National City Bank
4.50%, 03/15/10	393	396
National City Corp.
0.47%, 12/16/09 (a)	2,000	1,993
Santander S.A.
0.68%, 01/21/10 (a)(c)	2,000	2,004
Sovereign Bancorp, Inc.
4.80%, 09/01/10	2,000	2,055
Svenska Handelsbanken AB
1.30%, 12/14/09 (a)(c)	4,000	3,981
Wachovia Corp.
0.41%, 12/01/09 (a)	1,000	1,000
Westpac Banking Corp.
0.58%, 01/21/10 (a)(c)	4,000	3,999

		22,432

Finance Company 1.3%
General Electric Capital Corp.
0.42%, 12/15/09 (a)	132	132
HSBC Finance Corp.
0.38%, 12/14/09 (a)	2,058	2,055
International Lease Finance Corp.
5.63%, 09/15/10	500	488

		2,675

Insurance 2.6%
Lincoln National Corp.
0.38%, 12/14/09 (a)	1,000	996
Metropolitan Life Global Funding I
1.04%, 12/29/09 (a)(c)	3,000	3,005
Pricoa Global Funding I
0.49%, 01/15/10 (a)(c)	295	295

1

Schwab YieldPlus Fund
Portfolio Holdings (Unaudited) continued

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
UnitedHealth Group, Inc.
1.58%, 02/07/10 (a)	1,000	1,004

		5,300

Real Estate Investment Trust 1.0%
Westfield Capital Corp Ltd.
4.38%, 11/15/10 (b)(c)	2,000	2,029

		32,436

Industrial 9.0%

Communications 4.1%
Comcast Corp.
5.85%, 01/15/10 (b)	1,000	1,006
Deutsche Telekom International Finance
8.50%, 06/15/10	1,000	1,039
Telecom Italia Capital S.A.
4.00%, 01/15/10 (b)	426	428
4.88%, 10/01/10 (b)	1,000	1,028
Telefonica Europe BV
7.75%, 09/15/10 (b)	1,500	1,579
Verizon Global Funding Corp.
7.25%, 12/01/10 (b)	3,000	3,188

		8,268

Consumer Cyclical 1.5%
CVS Caremark Corp.
0.66%, 12/01/09 (a)(b)	1,500	1,501
International Game Technology
2.60%, 12/15/36 (b)	1,500	1,505

		3,006

Consumer Non-Cyclical 1.2%
Hospira, Inc.
0.76%, 12/30/09 (a)(b)	1,500	1,500
Reynolds American, Inc.
1.00%, 12/15/09 (a)(b)	1,000	989

		2,489

Technology 1.5%
Affiliated Computer Services, Inc.
4.70%, 06/01/10 (b)	1,000	1,007
International Business Machines Corp.
0.32%, 02/04/10 (a)	2,000	2,004

		3,011

Transportation 0.7%
Erac USA Finance Co.
7.95%, 12/15/09 (c)	1,510	1,513

		18,287

Utilities 6.0%

Electric 5.5%
Dominion Resources, Inc.
1.34%, 12/17/09 (a)	395	397
5.13%, 12/15/09 (b)	900	900
FPL Group Capital, Inc.
0.67%, 02/09/10 (a)	2,000	1,999
National Rural Utilities Cooperative Finance Corp.
1.06%, 01/04/10 (a)	2,845	2,856
Nisource Finance Corp.
7.88%, 11/15/10 (b)	1,400	1,473
Southern Co.
0.68%, 01/21/10 (a)	3,500	3,512

		11,137

Natural Gas 0.5%
Williams Cos., Inc.
2.29%, 01/04/10 (a)(c)	880	880

		12,017

Total Corporate Bonds (Cost $62,673)		62,740

	Number of	Value
Security	Shares	($ x 1,000)
Other Investment Company 0.3% of net assets

State Street Institutional Liquid Reserves Fund — Institutional Class	593,700	594

Total Other Investment Company (Cost $594)		594

End of Investments.
(All dollar amounts are x 1,000)
At 11/30/09 the tax basis cost of the fund’s investments was $197,820 and the unrealized appreciation and depreciation were $1,415 and ($47), respectively, with a net unrealized appreciation of $1,368.

(a)	Variable-rate security.

(b)	Callable security.

(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $17,706 or 8.7% of net assets.

2

Schwab YieldPlus Fund
Portfolio Holdings (Unaudited) continued
Various inputs are used on determining the value of the funds’ investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:
•	Level 1—quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 Prices. These generally include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require revised valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate revised valuations of international securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 Prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of November 30, 2009:

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

U.S. Government and Government Agencies(a)	$—	$131,346	$—	$131,346

Foreign Securities(a)	—	4,508	—	4,508

Corporate Bonds(a)	—	62,740	—	62,740

Other Investment Company	594	—	—	594

Total	$594	$198,594	$—	$199,188

*	The fund had no Other Financial Instruments.

(a)	as categorized in the complete schedule of Holdings
The following is a reconciliation of Level 3 assets for which significant unobervable inputs were used to determine fair value:

3

Schwab YieldPlus Fund
Portfolio Holdings (Unaudited) continued

			Change in			Balance as
	Balance as	Realized	Unrealized		Net	of
	of August	Gain	Appreciation	Net Purchases	Transfers	November
Investments in Securities	31, 2009	(Loss)	(Depreciation)	(Sales)	in (out)	30, 2009

Asset-Backed Obligations	$11,383	$(8,000)	$8,617	$(12,000)	$—	$—
Corporate Bonds	1,500	—	6	—	(1,506)	—

Total	$12,883	$(8,000)	$8,623	$(12,000)	$(1,506)	$—

4

Schwab Investments
Schwab Tax-Free YieldPlus Fund™
Portfolio Holdings As of November 30, 2009, (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.
For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the next interest rate change date.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

29.4%	Fixed-Rate Obligations	11,307	11,392
70.1%	Variable-Rate Obligations	37,315	27,148

99.5%	Total Investments	48,622	38,540
0.5%	Other Assets and Liabilities, Net		201

100.0%	Net Assets		38,741

Issuer		Maturity		Face Amount	Value
Type of Security, Series	Rate	Date		($ x 1,000)	($ x 1,000)
Fixed-Rate Obligations 29.4% of net assets

CALIFORNIA 5.3%

San Francisco
GO Bonds (San Francisco General Hospital) Series 2009A	4.00%	06/15/10		2,000	2,036

KANSAS 2.6%

Junction City
GO Temporary Notes Series 2009B	4.00%	06/01/10		1,000	1,013

LOUISIANA 1.5%

Louisiana Public Facilities Auth
Refunding RB (Christus Health) Series 2009A	5.00%	07/01/11		550	573

MICHIGAN 0.7%

West Bloomfield SD
GO Unlimited Tax Refunding Bonds Series 2009	5.00%	05/01/10	(a)	260	265

MISSOURI 2.9%

Hanley Road & North of Folk Ave Transportation Development District
Transportation Sales Tax RB Series 2005	5.00%	10/01/12	(a)	1,000	1,116

1

Schwab Tax-Free YieldPlus Fund
Portfolio Holdings (Unaudited) continued

Issuer		Maturity		Face Amount	Value
Type of Security, Series	Rate	Date		($ x 1,000)	($ x 1,000)
NEW JERSEY 7.4%

Montville Township
GO Refunding Bonds	3.75%	07/15/11		505	531
Princeton Township
Refunding Bonds	4.00%	09/01/10		640	658
Refunding Bonds	4.00%	09/01/11		125	132
Somerset Cnty
GO Refunding Bonds Series 2009	2.25%	12/01/10		1,515	1,544

					2,865
NEW YORK 1.3%

Triborough Bridge & Tunnel Auth
Sub RB Series 2003A	3.25%	11/15/10		500	514

OKLAHOMA 0.8%

Grady Cnty School Finance Auth
Educational Facilities Lease RB (Bridge Creek Public Schools) Series 2008	4.00%	09/01/11		290	301

TEXAS 4.3%

Denton
GO Refunding Bonds Series 2009	5.00%	02/15/11		150	158
Texas
TRAN Series 2009	2.50%	08/31/10		1,500	1,524

					1,682

WASHINGTON 2.6%

South Whidbey SD No. 206
Unlimited Tax GO Refunding Bonds Series 2009	3.00%	12/01/10		1,000	1,027

Total Fixed-Rate Obligations (Cost $11,307)					11,392

Variable-Rate Obligations 70.1% of net assets

ARIZONA 5.8%

Maricopa Cnty IDA
M/F Housing RB (AHF Affordable Housing Portfolio) Series 2003B	0.52%	12/24/09	(d)(e)(f)(g)	6,755	2,256

2

Schwab Tax-Free YieldPlus Fund
Portfolio Holdings (Unaudited) continued

Issuer		Maturity		Face Amount	Value
Type of Security, Series	Rate	Date		($ x 1,000)	($ x 1,000)
CALIFORNIA 20.1%

California
Economic Recovery Bonds Series 2004C3	0.21%	12/01/09	(b)	1,500	1,500
California HFA
M/F Housing RB III Series 2000B	0.26%	12/01/09	(b)	2,000	2,000
California Infrastructure & Economic Development Bank
Refunding RB (PG&E) Series 2009A	0.21%	12/01/09	(a)	1,000	1,000
Modesto
Water Refunding Revenue COP Series 2008A	0.25%	12/03/09	(a)(b)(c)	1,300	1,300
Orange Cnty Sanitation District
Refunding COP Series 2000A	0.26%	12/01/09	(b)	1,000	1,000
Southern California Public Power Auth
Sub Refunding RB (Southern Transmission) Series 2001A	0.32%	12/02/09	(a)(b)	1,000	1,000

					7,800

COLORADO 6.1%

Colorado Health Facilities Auth
RB (Exempla Northwest Medical Center) Series 2002A	0.72%	12/03/09	(a)(b)(c)	1,480	1,480
Denver City & Cnty
Refunding COP Series 2008A2	0.19%	12/01/09	(b)	895	895

					2,375

DISTRICT OF COLUMBIA 1.6%

Metropolitan Washington Airports Auth
Airport System RB Series 2009D1	0.25%	12/03/09	(a)	600	600

INDIANA 1.5%

Indiana Health & Educational Facility Financing Auth
RB (Ascension Health) Series 2006 B4 & B6	0.22%	12/01/09	(b)(c)	600	600

MASSACHUSETTS 10.5%

Massachusetts
GO Bonds Consolidated Loan Series 2006A	0.25%	12/01/09	(b)	1,000	1,000
Massachusetts Health & Educational Facilities Auth
RB (New England Medical Center Hospitals) Series G2	1.29%	01/04/10	(d)(e)(f)	3,400	3,060

					4,060

NEW JERSEY 2.6%

New Jersey Housing & Mortgage Finance Agency
M/F Housing RB Series 2	0.40%	12/03/09	(a)	1,000	1,000

3

Schwab Tax-Free YieldPlus Fund
Portfolio Holdings (Unaudited) continued

Issuer		Maturity		Face Amount	Value
Type of Security, Series	Rate	Date		($ x 1,000)	($ x 1,000)
NEW YORK 9.6%

New York City
GO Bonds Fiscal 2002 Series A6	0.21%	12/01/09	(a)(b)	1,000	1,000
GO Bonds Fiscal 2008 Series J4	0.22%	12/01/09	(b)(c)	200	200
GO Bonds Fiscal 2008 Series L5	0.22%	12/01/09	(b)	1,000	1,000
New York State HFA
State Personal Income Tax RB Series 2005C	0.33%	12/02/09	(b)	1,500	1,500

					3,700

OKLAHOMA 6.9%

Tulsa Cnty Industrial Auth
M/F Housing RB (AHF Affordable Housing Portfolio) Series 2003B	0.56%	12/31/09	(d)(e)(f)(g)	8,000	2,672

PENNSYLVANIA 1.5%

Somerset Cnty
Bonds Series 2007	0.30%	12/03/09	(a)(b)	585	585

TENNESSEE 3.9%

Clarksville Public Building Auth
Pooled Financing RB Series 2003	0.24%	12/01/09	(a)	1,500	1,500

Total Variable-Rate Obligations (Cost $37,315)					27,148

End of Investments.
(All dollar amounts are x 1,000)
At 11/30/09, the tax basis cost of the fund’s investments was $48,622 and the unrealized appreciation and depreciation were $84 and ($10,166), respectively, with a net unrealized depreciation of ($10,082).

(a)	Credit-enhanced security.

(b)	Liquidity-enhanced security.

(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $3,580 or 9.2% of net assets.

(d)	Illiquid security. At the period end, the value of these amounted to $7,988 or 20.6% of net assets.

(e)	Failed Auction Rate Bond – this security’s interest payments are adjusted periodically through an auction process. The process typically serves as a means for buying and selling the bond, and the maturity date listed in the portfolio holdings is the next auction date. Auctions that fail to attract enough buyers for all the bonds offered for sale are deemed to have “failed”. Although the auctions have failed, the issuer continues to pay a formula-based interest rate which resets at each scheduled auction.

(f)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.

(g)	Security is in default.

COP –	Certificate of participation

GO –	General obligation

4

Schwab Tax-Free YieldPlus Fund
Portfolio Holdings (Unaudited) continued

HFA –	Housing finance agency/authority

IDA –	Industrial development agency/authority

M/F –	Multi-family

RB –	Revenue bond

SD –	School district

TRAN –	Tax and revenue anticipation note
Various inputs are used on determining the value of the funds’ investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:
•	Level 1—quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 Prices. These generally include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require revised valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate revised valuations of international securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 Prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of November 30, 2009:

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Fixed-Rate Obligations(a)	$—	$11,392	$—	$11,392

Variable-Rate Obligations(a)		18,160		18,160
Arizona	—	—	2,256	2,256
Massachusetts	—	1,000	3,060	4,060
Oklahoma	—	—	2,672	2,672

5

Schwab Tax-Free YieldPlus Fund
Portfolio Holdings (Unaudited) continued

Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Total	$—	$30,552	$7,988	$38,540

*	The fund had no Other Financial Instruments.

(a)	as categorized in the complete schedule of Holdings
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

			Change in
		Realized	Unrealized	Net	Balance as of
	Balance as of	Gain	Appreciation	Purchases	November
Investments in Securities	August 31, 2009	(Loss)	(Depreciation)	(Sales)	30, 2009

Variable-Rate Obligations	$9,997	$(59)	$(859)	$(1,091)	$7,988

Total	$9,997	$(59)	$(859)	$(1,091)	$7,988

6

Schwab Investments
Schwab Tax-Free Bond Fund™
Portfolio Holdings As of November 30, 2009, (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.
For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the next interest rate change date.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

96.5%	Fixed-Rate Obligations	280,640	288,315
5.5%	Variable-Rate Obligations	16,312	16,417

102.0%	Total Investments	296,952	304,732
(2.0)%	Other Assets and Liabilities, Net		(6,031)

100.0%	Net Assets		298,701

Issuer		Maturity		Face Amount	Value
Type of Security, Series	Rate	Date		($ x 1,000)	($ x 1,000)
Fixed-Rate Obligations 96.5% of net assets

ALABAMA 0.2%

Huntsville
Water Revenue Warrant Series 2008	5.00%	11/01/15	(a)	400	467

ARIZONA 2.9%

Maricopa Cnty Elementary SD No. 17
Bonds Series 2008B	4.00%	07/01/14	(a)	95	103
Maricopa Cnty IDA
Health Facility RB (Catholic Healthcare West) Series 2009B	5.00%	07/02/12	(f)	3,000	3,131
Payson USD No.10
Bonds Series 2008B	3.00%	07/01/28	(f)	1,375	1,412
Phoenix Civic Improvement Corp
Sr Lien Airport Refunding RB Series 2008C	5.00%	07/01/13		425	469
Sr Lien Wastewater System Refunding RB Series 2008	5.50%	07/01/24		540	606
Univ Medical Center Corp
Hospital RB Series 2009	5.00%	07/01/13		590	613
Hospital RB Series 2009	5.00%	07/01/14		615	639
Hospital RB Series 2009	5.00%	07/01/15		295	305
Hospital RB Series 2009	5.50%	07/01/16		350	369
Hospital RB Series 2009	6.00%	07/01/18		500	551
Hospital RB Series 2009	5.75%	07/01/19		350	379

					8,577

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer		Maturity		Face Amount	Value
Type of Security, Series	Rate	Date		($ x 1,000)	($ x 1,000)
CALIFORNIA 15.3%

Anaheim Public Financing Auth
Lease Refunding RB Series 2008	5.00%	08/01/17		955	1,058
California
Economic Recovery Refunding Bonds Series 2009A	5.00%	07/01/19		5,000	5,280
Economic Recovery Refunding Bonds Series 2009A	5.00%	07/01/22		2,000	2,032
Various Purpose GO Bonds	5.50%	11/01/39		1,000	952
California Dept of Water Resources
Power Supply RB Series 2005G4	5.00%	05/01/16	(f)	1,000	1,127
Water System RB Series AG	5.00%	12/01/27	(e)	3,915	4,208
California Educational Facilities Auth
RB (California Institute of Technology) Series 2009	5.00%	11/01/39	(f)	1,500	1,550
RB (Pitzer College) Series 2009	5.25%	04/01/22		1,870	1,939
RB (Pitzer College) Series 2009	5.25%	04/01/23		1,965	2,023
California Health Facilities Financing Auth
RB (Children’s Hospital Orange Cnty) Series 2009A	6.50%	11/01/38	(f)	1,750	1,843
California Infrastructure & Economic Development Bank
RB (California Independent Systems Operator) Series 2009A	5.50%	02/01/30	(f)	1,000	1,018
California State Public Works Board
Lease RB Series 2009I1	6.63%	11/01/34	(e)	2,000	2,047
California Statewide Communities Development Auth
RB Series 2009	5.00%	06/15/13		4,000	4,213
RB (St. Joseph Health System) Series 2000	4.50%	07/01/18	(f)	2,590	2,710
RB (St. Joseph Health System) Series 2000	5.13%	07/01/24		2,500	2,501
Golden State Tobacco Securitization Corp
Tobacco Settlement Asset-Backed Bonds Series 2003A1	6.25%	06/01/13	(a)(f)	2,705	3,012
Los Angeles Municipal Improvement Corp
Lease RB (Capital Equipment) Series 2009A	4.00%	04/01/16	(a)	200	211
Lease RB (Capital Equipment) Series 2009A	5.00%	04/01/17	(a)	1,950	2,159
San Bernardino Cnty Transportation Auth
Sales Tax Revenue Notes (Limited Tax Bonds) Series 2009A	4.00%	05/01/12		2,500	2,626
Univ of California
General RB Series 2009Q	5.25%	05/15/26		3,000	3,298

					45,807

COLORADO 2.3%

Colorado Health Facilities Auth
RB (Catholic Health Initiatives) Series 2008 D1	5.00%	10/01/14	(f)	1,000	1,080
RB (Catholic Health Initiatives) Series 2008 D1	6.00%	10/01/23		350	382
RB (Catholic Health Initiatives) Series 2009A	5.00%	07/01/16		5,000	5,392

					6,854

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer		Maturity		Face Amount	Value
Type of Security, Series	Rate	Date		($ x 1,000)	($ x 1,000)
DISTRICT OF COLUMBIA 1.9%

District of Columbia
Income Tax Secured RB Series 2009A	5.25%	12/01/27	(f)	2,000	2,210
District of Columbia Water & Sewer Auth
Public Utility Sr Lien RB Series 2009A	4.00%	10/01/17		50	53
Public Utility Sr Lien RB Series 2009A	6.00%	10/01/35	(f)	2,000	2,269
Metropolitan Washington Airports Auth
Airport System RB Series 2009B	5.00%	10/01/18	(a)(f)	1,000	1,136

					5,668

FLORIDA 6.8%

Alachua Cnty Health Facilities Auth
RB (Shands Healthcare) Series 2008D1	6.25%	12/01/18		500	546
Coral Gables Health Facilities Auth
Hospital RB (Baptist Health South Florida) Series 2004	5.00%	08/15/14	(a)(f)	1,300	1,511
Highlands Cnty Health Facilities Auth
Hospital RB (Adventist Health System/Sunbelt) Series 2008A	6.10%	11/15/13	(f)	1,000	1,109
Kissimmee Utility Auth
Electric System Sub Refunding RB Series 2003	5.25%	10/01/18		250	281
Miami-Dade Cnty Educational Facilities Auth
RB (Univ of Miami) Series 2008A	5.25%	04/01/16	(f)	1,100	1,223
Orange Cnty Health Facilities Auth
RB (Nemours Foundation) Series 2009A	4.00%	01/01/13		600	625
RB (Nemours Foundation) Series 2009A	4.00%	01/01/14		350	365
RB (Nemours Foundation) Series 2009A	4.00%	01/01/15		440	457
RB (Nemours Foundation) Series 2009A	4.00%	01/01/16		825	852
RB (Nemours Foundation) Series 2009A	4.00%	01/01/17		560	571
RB (Nemours Foundation) Series 2009A	5.00%	01/01/18		250	270
RB (Nemours Foundation) Series 2009A	5.00%	01/01/19		545	587
RB (Nemours Foundation) Series 2009A	5.00%	01/01/39		3,000	2,964
Orlando Utilities Commission
Water & Electric RB Series 1996A	3.75%	10/01/13		1,900	2,019
Palm Beach Cnty
Water & Sewer RB (FPL Reclaimed Water Project) Series 2009	5.00%	10/01/39		1,015	1,038
Palm Beach Cnty Solid Waste Auth
RB Series 2009	5.25%	10/01/18	(a)	2,500	2,895
Pasco Cnty
Water & Sewer RB Series 2009A	5.00%	10/01/16		400	451
Water & Sewer RB Series 2009A	5.00%	10/01/18		250	279
Water & Sewer RB Series 2009A	4.00%	10/01/19		250	259
Port St. Lucie
Refunding COP Series 2008	5.00%	09/01/13		1,845	1,998

					20,300

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer		Maturity		Face Amount	Value
Type of Security, Series	Rate	Date		($ x 1,000)	($ x 1,000)
GEORGIA 3.2%

Cobb Cnty & Marietta Water Auth
RB Series 2009	3.00%	11/01/18		70	72
DeKalb Private Hospital Auth
Hospital RB (Children’s Healthcare of Atlanta) Series 2009	5.00%	11/15/16	(e)	670	726
Hospital RB (Children’s Healthcare of Atlanta) Series 2009	5.00%	11/15/17	(e)	500	538
Hospital RB (Children’s Healthcare of Atlanta) Series 2009	5.25%	11/15/39	(e)	500	491
Fulton Cnty Development Auth
RB (Tuff Morehouse) Series 2002A	5.50%	02/01/22	(f)	2,180	2,281
Macon-Bibb Cnty Hospital Auth
Revenue Anticipation Certificates (Medical Center of Central Georgia) Series 2009	4.00%	08/01/19		750	739
Revenue Anticipation Certificates (Medical Center of Central Georgia) Series 2009	5.00%	08/01/21		595	620
Revenue Anticipation Certificates (Medical Center of Central Georgia) Series 2009	5.00%	08/01/22		950	984
Metro Atlanta Rapid Transit Auth
Sales Tax RB Series 2009A	5.00%	07/01/39		3,000	3,078

					9,529

ILLINOIS 0.6%

Illinois Finance Auth
Water Facilities RB (American Water Capital Corp) Series 2009	5.25%	10/01/39		1,950	1,868
INDIANA 5.9%

Indiana Finance Auth
Health System Refunding RB (Sisters of St. Francis Health Services) Series 2008C	5.00%	11/01/18		1,750	1,823
Hospital RB (Parkview Health System) Series 2009A	5.00%	05/01/10		1,010	1,023
Hospital RB (Parkview Health System) Series 2009A	5.00%	05/01/11		500	519
Indianapolis Local Public Improvement Bond Bank
Waterworks RB Series 2002A	5.45%	07/01/17	(a)	10,000	12,187
St. Joseph Cnty
Educational Facilities RB (Univ of Notre Dame Du Lac) Series 2008	3.88%	03/01/12		2,000	2,091

					17,643

IOWA 0.8%

Iowa Finance Auth
Health Facilities RB (Iowa Health System) Series 2005A	5.00%	02/15/12		1,200	1,271
Iowa Higher Education Loan Auth
RB (Grinnell College) Series 2001	2.10%	12/01/11		1,185	1,206

					2,477

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer		Maturity		Face Amount	Value
Type of Security, Series	Rate	Date		($ x 1,000)	($ x 1,000)
KANSAS 1.1%

Kansas Development Finance Auth
Hospital RB (Adventist Health System/Sunbelt) Series 2009D	3.00%	11/15/11		875	896
Hospital RB (Adventist Health System/Sunbelt) Series 2009D	3.50%	11/15/12		305	315
Hospital RB (Adventist Health System/Sunbelt) Series 2009D	5.00%	11/15/13		210	227
Hospital RB (Adventist Health System/Sunbelt) Series 2009D	5.00%	11/15/14		450	485
Hospital RB (Adventist Health System/Sunbelt) Series 2009D	5.00%	11/15/15		485	520
Wichita
Hospital Facilities Refunding & RB (Via Christi Health System) Series IIIA 2009	2.00%	11/15/10		160	161
Hospital Facilities Refunding & RB (Via Christi Health System) Series IIIA 2009	4.50%	11/15/12		750	794

					3,398

KENTUCKY 0.7%

Kentucky Economic Development Finance Auth
Hospital RB (Baptist Healthcare System) Series 2009A	5.00%	08/15/18		1,000	1,101
RB (King’s Daughters Medical Center) Series 2008C	4.50%	02/01/13		1,005	1,045

					2,146

LOUISIANA 2.2%

Louisiana Public Facilities Auth
Refunding RB (Christus Health) Series 2009A	5.00%	07/01/11		2,400	2,500
Refunding RB (Christus Health) Series 2009A	5.00%	07/01/12		3,775	3,998

					6,498

MARYLAND 0.1%

Maryland Community Development Administration
RB Series 1996A	5.88%	07/01/16		140	140

MASSACHUSETTS 4.3%

Chatham
GO Refunding Bonds	4.00%	07/01/13		285	314
GO Refunding Bonds	4.00%	07/01/14		110	123
GO Refunding Bonds	5.00%	07/01/16		250	295
GO Refunding Bonds	5.00%	07/01/17		295	349
Massachusetts Bay Transportation Auth
Assessment Bonds Series 2004A	5.25%	07/01/14	(a)(f)	7,000	8,218
Assessment Bonds Series 2005A	5.00%	07/01/14		850	971
Massachusetts Development Finance Agency
RB (Boston College) Series Q1	4.00%	07/01/16		950	1,026

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer		Maturity		Face Amount	Value
Type of Security, Series	Rate	Date		($ x 1,000)	($ x 1,000)
RB (New England Conservatory of Music) Series 2008	4.00%	07/01/12		120	122
RB (New England Conservatory of Music) Series 2008	4.00%	07/01/13		290	292
RB (New England Conservatory of Music) Series 2008	4.00%	07/01/15		375	368
Massachusetts Turnpike Auth
RB Series 1993A	5.00%	01/01/20	(a)	725	848

					12,926

MICHIGAN 4.0%

Delta Cnty Economic Development Corp
Refunding RB (MeadWestvaco-Escanaba Paper) Series 2002	6.25%	04/15/12	(a)	1,000	1,129
Michigan
Refunding Bonds (State Trunk Line Fund) Series 2009	5.00%	11/01/22		3,000	3,259
Michigan Building Auth
Facilities Refunding & RB Series III	5.00%	10/15/12	(a)	4,370	4,876
Michigan State Hospital Finance Auth
Refunding RB (Trinity Health) Series 2008 A1	5.25%	12/01/15		1,500	1,635
Wayne Cnty Community College
Bonds Series 1999	5.50%	07/01/19		1,000	1,012

					11,911

MINNESOTA 1.7%

Nobles Cnty
GO Temporary Water System Bonds Series 2009C	3.00%	08/01/12		3,000	3,162
Southern Minnesota Muni Power Agency
Power Supply System RB Series 2009A	4.00%	01/01/17		1,090	1,133
Power Supply System RB Series 2009A	5.50%	01/01/24		405	438
Stewartville ISD #534
GO Refunding Bonds Series A	4.00%	02/01/15		335	372

					5,105

MISSOURI 3.3%

Boone Cnty
Hospital RB (Boone Hospital Center) Series 2008	5.00%	08/01/13	(f)	1,600	1,708
Hanley Road & North of Folk Ave Transportation Development District
Transportation Sales Tax RB Series 2005	5.00%	10/01/12	(a)	1,260	1,406
Transportation Sales Tax RB Series 2005	5.40%	10/01/12	(a)(f)	5,245	5,910
Missouri Health & Educational Facilities Auth
RB (SSM Health Care) Series 2002A	5.25%	06/01/12		900	967

					9,991

NEVADA 2.2%

Clark Cnty Airport
Passenger Facility Charge Sub Lien RB Series 2008A	5.00%	07/01/15		1,115	1,220
Clark Cnty SD
GO Limited Tax Building Bonds Series 2008A	5.00%	06/15/23	(f)	2,500	2,664

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer		Maturity		Face Amount	Value
Type of Security, Series	Rate	Date		($ x 1,000)	($ x 1,000)
Nevada
RB (Motor Vehicle Fuel Tax) Series 2004	5.50%	12/01/18	(f)	2,000	2,238
Overton Power District No. 5
Special Obligation RB Series 2008	4.75%	12/01/11		200	206
Special Obligation RB Series 2008	5.00%	12/01/12		210	220

					6,548

NEW HAMPSHIRE 1.3%

New Hampshire Health & Education Facilities Auth
RB (Dartmouth College) Series 2009	5.00%	06/01/19		400	467
RB (Dartmouth College) Series 2009	5.25%	06/01/39		280	299
RB (Dartmouth-Hitchcock) Series 2009	6.00%	08/01/38		1,000	1,041
New Hampshire HFA
S/F Mortgage Acquisition RB Series 2008E	6.63%	07/01/38	(f)	1,865	2,027

					3,834

NEW JERSEY 4.7%

Cranbury Township
Refunding Bonds	2.75%	12/01/15	(f)	530	555
Refunding Bonds	3.00%	12/01/16		320	337
Refunding Bonds	3.00%	12/01/17		285	296
Refunding Bonds	4.00%	12/01/18		400	442
Refunding Bonds	3.50%	12/01/19		410	433
Refunding Bonds	4.00%	12/01/22		565	613
Middlesex Cnty Improvement Auth
Lease RB Series 2008	4.00%	12/15/15		415	463
Monmouth Cnty Improvement Auth
Governmental Loan RB Series 2008	5.25%	12/01/18		85	102
New Jersey
COP (Equipment Lease Purchase) Series 2009A	5.25%	06/15/28		500	518
COP (Equipment Lease Purchase) Series 2009A	5.25%	06/15/29		200	206
New Jersey Economic Development Auth
School Facilities Construction Bonds Series 2003F	5.25%	06/15/13	(a)	2,140	2,457
New Jersey Educational Facilities Auth
Refunding RB (Princeton Theological Seminary) Series 2009B	5.00%	07/01/19		140	164
Refunding RB (Princeton Theological Seminary) Series 2009B	4.00%	07/01/20		300	324
New Jersey Health Care Facilities Financing Auth
Refunding RB (AHS Hospital) Series 1997A	6.00%	07/01/12	(a)(f)	2,000	2,248
New Jersey State Building Auth
State Building Refunding RB Series 2009B	3.00%	12/15/16		500	490
State Building Refunding RB Series 2009B	4.00%	12/15/17		1,000	1,024
State Building Refunding RB Series 2009B	4.00%	12/15/18		1,230	1,243
State Building Refunding RB Series 2009B	4.00%	12/15/19		1,000	1,000
New Jersey Transportation Trust Fund Auth
Transportation System Bonds Series 2001C	5.50%	12/15/15	(a)	410	470
Princeton Township
Refunding Bonds	4.00%	09/01/12		75	82
Refunding Bonds	4.00%	09/01/13		125	138

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer		Maturity		Face Amount	Value
Type of Security, Series	Rate	Date		($ x 1,000)	($ x 1,000)
Refunding Bonds	4.00%	09/01/15		185	207
Refunding Bonds	4.00%	09/01/19		75	83

					13,895

NEW MEXICO 0.7%

Albuquerque
Sub Lien Airport Refunding RB Series 2008E	5.00%	07/01/12	(f)	1,250	1,316
New Mexico Hospital Equipment Loan Council
Hospital System RB (Presbyterian Healthcare) Series 2008A	5.25%	08/01/15		600	651
Hospital System RB (Presbyterian Healthcare) Series 2008A	5.50%	08/01/16		10	11

					1,978

NEW YORK 5.3%

Long Island Power Auth
Electric System General RB Series 2009A	5.00%	04/01/15		870	975
Nassau Cnty Interim Finance Auth
Sales Tax Secured Bonds Series 2009A	5.00%	11/15/18		145	169
New York City
GO Bonds Fiscal 2002 Series G	5.75%	08/01/12	(a)	60	68
New York City Transitional Finance Auth
Future Tax Secured RB Series 2010C1	4.00%	08/01/16		3,000	3,290
New York State Dormitory Auth
Master BOCES Program Lease RB (Oneida Herkimer Madison) Series 2008	5.25%	08/15/16		1,000	1,146
RB (Orange Regional Medical Center) Series 2008	5.50%	12/01/11		420	426
State Personal Income Tax RB Series 2009A	5.00%	02/15/18		3,000	3,442
State Personal Income Tax RB Series 2009A	5.00%	02/15/39		2,000	2,040
New York State Thruway Auth
Service Contract Bonds Series 2009	4.00%	04/01/16		750	817
Service Contract Bonds Series 2009	5.00%	04/01/16		1,775	2,036
Service Contract Bonds Series 2009	4.00%	04/01/17		800	861
New York State Urban Development Corp
State Personal Income Tax RB (Economic Development & Housing) Series 2009A1	5.00%	12/15/17		570	658

					15,928

NORTH CAROLINA 2.9%

Durham Cnty
COP Series 2009A	4.00%	06/01/18		2,080	2,228
Forsyth Cnty
GO Refunding Bonds Series 2009	4.00%	03/01/17		2,560	2,862
GO Refunding Bonds Series 2009	3.50%	03/01/19		1,500	1,598
Mecklenburg Cnty
Limited Obligation Refunding Bonds Series 2009	5.00%	03/01/11	(f)	2,000	2,109

					8,797

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer		Maturity		Face Amount	Value
Type of Security, Series	Rate	Date		($ x 1,000)	($ x 1,000)
OHIO 1.5%

Cleveland
Airport System RB Series 2009C	3.00%	01/01/11		3,300	3,359
Kent State Univ
General Receipts Bonds Series 2009B	5.00%	05/01/19	(a)	700	773
Mahoning Cnty Career & Technical Center
COP Series 2008	6.25%	12/01/11		190	211

					4,343

OKLAHOMA 0.4%

Grady Cnty School Finance Auth
Educational Facilities Lease RB (Bridge Creek Public Schools) Series 2008	5.00%	09/01/16	(f)	1,130	1,248

OREGON 0.6%

Chemeketa Community College District
GO Bonds Series 2008	5.50%	06/15/24		500	574
Columbia River Peoples’ Utilities District
Electric System Revenue Obligations Series 2000B	5.50%	12/01/10	(a)	125	131
Forest Grove
Student Housing RB (Oak Tree Foundation) Series 2007	5.00%	03/01/14	(c)(d)	1,000	994

					1,699

PENNSYLVANIA 1.3%

Lehigh Cnty General Purpose Auth
Hospital RB (St Luke’s Hospital of Bethlehem) Series 2003	5.38%	08/15/13	(a)	1,650	1,910
Pennsylvania Higher Educational Facilities Auth
RB (Univ of Pennsylvania) Series 2009A	5.00%	09/01/19		1,200	1,402
Philadelphia Gas Works
Refunding RB Eighth Series A	4.00%	08/01/10		575	582

					3,894

PUERTO RICO 0.5%

Puerto Rico Sales Tax Financing Corp
RB First Sub Series 2009A	5.00%	08/01/11		1,500	1,553

RHODE ISLAND 0.0%

Rhode Island Housing & Mortgage Finance Corp
Homeownership Opportunity Bonds Series 10A	6.50%	10/01/22	(f)	20	20

SOUTH CAROLINA 0.9%

Medical Univ Hospital Auth
Hospital Facilities Refunding RB Series 2002A	6.50%	08/15/12	(a)(f)	2,000	2,301

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer		Maturity		Face Amount	Value
Type of Security, Series	Rate	Date		($ x 1,000)	($ x 1,000)
South Carolina Jobs Economic Development Auth
Hospital Refunding & RB (Palmetto Health) Series 2009	3.00%	08/01/12		495	491

					2,792

SOUTH DAKOTA 0.5%

South Dakota Health & Educational Facilities Auth
RB (Sanford Health) Series 2009	5.00%	11/01/16		385	413
RB (Sanford Health) Series 2009	5.00%	11/01/17		1,000	1,063

					1,476

TENNESSEE 0.7%

Lewisburg IDB
Solid Waste Disposal RB (Waste Management) Series 2006	5.00%	07/01/12		2,000	2,001

TEXAS 10.8%

Collin Cnty
Limited Tax Refunding Bonds Series 2009A	3.00%	02/15/18		2,075	2,110
Limited Tax Refunding Bonds Series 2009A	4.00%	02/15/19		745	804
Conroe ISD
Unlimited Tax Refunding Bonds Series 2004B	1.50%	02/15/12	(a)	350	354
Unlimited Tax Refunding Bonds Series 2004B	2.00%	02/15/13	(a)(f)	450	461
Unlimited Tax Refunding Bonds Series 2004B	3.50%	02/15/19	(a)	1,000	1,044
El Paso
Water & Sewer Refunding RB Series 2008C	5.00%	03/01/19		500	564
El Paso Cnty Hospital District
Refunding Bonds Series 2009	2.00%	08/15/11		1,650	1,676
Refunding Bonds Series 2009	3.00%	08/15/12		1,400	1,460
Fort Bend Cnty
Limited Tax & Refunding Bonds Series 2009	5.00%	03/01/17		250	289
Fort Bend ISD
Unlimited Tax Refunding Bonds Series 2005	2.13%	02/15/10	(a)	575	577
Unlimited Tax Refunding Bonds Series 2005	2.00%	02/15/11	(a)	750	761
Fort Worth
Combination Tax & Parking Revenue GO Bonds Series 2009	4.45%	03/01/18	(c)	2,000	2,156
Galveston Cnty
Limited Tax Flood Control Bonds Series 2009C1	3.00%	02/01/15		210	219
Limited Tax Flood Control Bonds Series 2009C1	3.00%	02/01/16		255	262
Limited Tax Flood Control Bonds Series 2009C1	3.50%	02/01/18		550	568
Garland
Combination Tax & Revenue Certificates of Obligation Series 2009	5.00%	02/15/26		1,455	1,553
Combination Tax & Revenue Certificates of Obligation Series 2009	5.00%	02/15/27	(f)	1,530	1,624
Combination Tax & Revenue Certificates of Obligation Series 2009	5.00%	02/15/28		1,610	1,697
Harris Cnty Cultural Education Facilities Finance Corp
Refunding RB (Methodist Hospital System) Series 2009B2	5.00%	06/01/13		1,000	1,089

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer		Maturity		Face Amount	Value
Type of Security, Series	Rate	Date		($ x 1,000)	($ x 1,000)
Thermal Utility RB (TECO) Series 2009A	5.00%	11/15/11		100	107
Harris Cnty Hospital District
Refunding RB Series 2000	6.00%	08/15/10	(a)(f)	1,000	1,037
Houston
Combined Utility System First Lien Refunding RB Series 2004C1	5.00%	05/15/11	(f)	1,000	1,046
Klein ISD
Unlimited Tax Refunding Bonds Series 2009A	4.00%	08/01/17		1,060	1,152
Lone Star College System
Maintenance Tax Notes Series 2009	3.25%	09/15/18	(e)	250	255
Maintenance Tax Notes Series 2009	4.50%	09/15/23	(e)	1,200	1,279
Maintenance Tax Notes Series 2009	5.00%	09/15/24	(e)	1,000	1,102
Maintenance Tax Notes Series 2009	5.00%	09/15/25	(e)	775	846
Maintenance Tax Notes Series 2009	5.00%	09/15/26	(e)	1,390	1,512
San Antonio
Electric & Gas Systems Refunding RB Series 2002	5.38%	02/01/14		1,000	1,155
Electric & Gas Systems Refunding RB Series 2009D	5.00%	02/01/17		1,130	1,306
Travis Cnty
Limited Tax Refunding Bonds Series 2009	5.00%	03/01/18		1,925	2,247

					32,312

UTAH 0.4%

Riverton
RB (IHC Health Services) Series 2009	5.00%	08/15/15		1,200	1,303

VIRGINIA 0.7%

Fairfax Cnty IDA
Hospital RB (Inova Health Systems Foundation) Series 2009A	5.00%	05/15/17		290	322
Henrico Cnty
GO Public Refunding Bonds Series 2009	4.00%	03/01/18		365	406
Leesburg
GO Refunding Bonds Series 2009B	4.00%	02/01/12		250	266
GO Refunding Bonds Series 2009B	3.00%	02/01/13		410	433
GO Refunding Bonds Series 2009B	3.00%	02/01/14		310	329
GO Refunding Bonds Series 2009B	3.50%	02/01/17		310	328

					2,084

WASHINGTON 1.9%

Energy Northwest
Electric Refunding RB (Project No. 3) Series 2009A	5.25%	07/01/18		1,000	1,182
Kent SD #415
Unlimited Tax GO Refunding Bonds Series 1993A	5.55%	12/01/11		320	331
Washington
GO Bonds Series 1990A	6.75%	02/01/15		1,000	1,145
Washington Health Care Facilities Auth
RB (Catholic Health Initiatives) Series 2000A	6.00%	06/01/10	(a)(f)	3,000	3,093

					5,751

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer		Maturity		Face Amount	Value
Type of Security, Series	Rate	Date		($ x 1,000)	($ x 1,000)
WISCONSIN 1.9%

Wisconsin
General Fund Annual Appropriation Bonds Series 2009A	6.00%	05/01/26		1,000	1,155
Wisconsin Health & Educational Facilities Auth
RB (Aurora Health Care) Series 2009B1	4.75%	08/15/14		1,525	1,547
RB (Aurora Health Care) Series 2009B2	5.13%	08/15/16		1,250	1,271
RB (Children’s Hospital of Wisconsin) Series 2008B	4.20%	08/15/18		500	511
RB (Children’s Hospital of Wisconsin) Series 2008B	5.38%	08/15/24		1,000	1,070

					5,554

Total Fixed-Rate Obligations (Cost $280,640)					288,315

Variable-Rate Obligations 5.5% of net assets

ALABAMA 0.8%

Chatom IDB
Gulf Opportunity Zone Bonds (Alabama Electric Coop) Series 2007A	4.00%	02/01/10	(a)	2,500	2,501

CALIFORNIA 0.7%

California
Economic Recovery Bonds Series 2004C3	0.21%	12/01/09	(b)	2,100	2,100

MASSACHUSETTS 2.6%

Massachusetts
GO Bonds Consolidated Loan Series 2007A	0.65%	02/01/10	(d)(f)	2,500	2,216
Massachusetts Health & Educational Facilities Auth
RB (Museum of Fine Arts) Series 2007A1	0.21%	12/01/09	(b)	5,000	5,000
RB (Museum of Fine Arts) Series 2007A2	0.19%	12/01/09	(b)	500	500

					7,716

NEW YORK 0.4%

New York City
GO Bonds Fiscal 2006 Series H1	0.24%	12/01/09	(a)	1,250	1,250

UTAH 1.0%

Murray
Hospital RB (IHC Health Services) Series 2005D	0.17%	12/01/09	(b)	2,850	2,850

Total Variable-Rate Obligations (Cost $16,312)					16,417

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

End of Investments.

(All dollar amounts are x 1,000)

At 11/30/09, the tax basis cost of the fund’s investments was $296,914 and the unrealized appreciation and depreciation were $8,472 and ($654), respectively, with a net unrealized appreciation of $7,818.

(a)		Credit-enhanced security.

(b)		Liquidity-enhanced security.

(c)		Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $3,150 or 1.1% of net assets.

(d)		Illiquid security. At the period end, the value of these amounted to $3,210 or 1.1% of net assets.

(e)		Delayed-delivery security.

(f)		All or a portion of this security is held as collateral for delayed-delivery securities.

COP	–	Certificate of participation

GO	–	General obligation

HFA	–	Housing finance agency/authority

IDA	–	Industrial development agency/authority

IDB	–	Industrial development board

ISD	–	Independent school district

RB	–	Revenue bond

SD	–	School district

S/F	–	Single-family

USD	–	Unified school district
Various inputs are used on determining the value of the funds’ investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:
•	Level 1—quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 Prices. These generally include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require revised valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate revised valuations of international securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 Prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued
infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of November 30, 2009:

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Fixed-Rate Obligations(a)	$—	$288,315	$—	$288,315

Variable-Rate Obligations(a)	—	16,417	—	16,417

Total	$—	$304,732	$—	$304,732

*	The fund had no Other Financial Instruments.

(a)	as categorized in Portfolio Holdings

Schwab Investments
Schwab California Tax-Free YieldPlus Fund™
Portfolio Holdings As of November 30, 2009, (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.
For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the next interest rate change date.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

43.2%	Fixed-Rate Obligations	37,294	37,525
55.8%	Variable-Rate Obligations	48,468	48,468

99.0%	Total Investments	85,762	85,993
1.0%	Other Assets and Liabilities, Net		888

100.0%	Net Assets		86,881

Issuer		Maturity		Face Amount	Value
Type of Security, Series	Rate	Date		($ x 1,000)	($ x 1,000)
Fixed-Rate Obligations 43.2% of net assets

CALIFORNIA 43.2%

California
GO Bonds	5.75%	03/01/10	(a)	5,000	5,117
California Health Facilities Financing Auth
RB (NCROC Paradise Valley Estates) Series 2005	3.50%	12/01/09	(a)	100	100
RB (NCROC Paradise Valley Estates) Series 2005	3.75%	12/01/10	(a)	90	92
RB (NCROC Paradise Valley Estates) Series 2005	4.05%	12/01/11	(a)	100	102
RB (Sutter Health) Series 2008A	5.00%	08/15/12		1,325	1,411
California Infrastructure & Economic Development Bank
Refunding RB (J. Paul Getty Trust) Series 2007A4	1.65%	04/01/11		1,500	1,512
California Statewide Communities Development Auth
RB (Daughters of Charity Health System) Series 2005F	5.00%	07/01/10		2,405	2,424
RB (Daughters of Charity Health System) Series 2005G	5.25%	07/01/11		785	802
RB (Enloe Medical Center) Series 2008A	5.00%	08/15/11	(a)	550	574
RB (Kaiser Permanente) Series 2004E	3.88%	04/01/10		1,500	1,516
Contra Costa Transportation Auth
Sales Tax Revenue Notes (Limited Tax) Series 2009	2.50%	10/01/10		2,000	2,035
Corona-Norco USD
GO BAN 2009	3.50%	02/01/10		1,000	1,002
Golden State Tobacco Securitization Corp
Enhanced Tobacco Settlement Asset-Backed Bonds Series 2003B	5.63%	06/01/13	(a)	125	143
Long Beach
TRAN 2009-2010	2.50%	09/30/10		2,000	2,033

1

Schwab California Tax-Free YieldPlus Fund
Portfolio Holdings (Unaudited) continued

Issuer		Maturity		Face Amount	Value
Type of Security, Series	Rate	Date		($ x 1,000)	($ x 1,000)
Marin Community College District
GO Bonds Series B	3.00%	08/01/10		2,000	2,034
Newport Beach
RB (Hoag Memorial Hospital Presbyterian) Series 2009C	4.00%	02/08/11		1,000	1,024
Orange Cove Irrigation District
Water Refunding RB Series 2009	3.50%	02/01/10		500	502
Water Refunding RB Series 2009	3.50%	02/01/11		80	81
Perris Public Financing Auth
Tax Allocation RB 2006	4.40%	10/01/10		480	479
Riverside Cnty Transportation Commission
Sales Tax RB Series 2008A2	4.00%	12/01/09		3,000	3,000
San Francisco
GO Bonds (San Francisco General Hospital) Series 2009A	4.00%	06/15/10		3,500	3,563
San Joaquin Cnty Transportation Auth
Sr Sales Tax Revenue Notes Series 2008	4.00%	04/01/11		4,000	4,122
San Mateo Cnty Joint Powers Financing Auth
Lease Refunding RB (Youth Services Campus) Series 2008A	3.00%	07/15/10		500	508
Lease Refunding RB (Youth Services Campus) Series 2008A	4.00%	07/15/11		450	471
South Coast Local Education Agencies
Pooled TRAN Series 2009A	2.00%	09/29/10		2,000	2,025
Stockton USD
BAN Series 2009	4.00%	02/01/11		850	853

Total Fixed-Rate Obligations (Cost $37,294)					37,525

Variable-Rate Obligations 55.8% of net assets

CALIFORNIA 52.3%

Assoc of Bay Area Governments
RB (Branson School) Series 2008	0.40%	12/03/09	(a)	500	500
Bay Area Toll Auth
San Francisco Bay Area Toll Bridge RB Series 2008E1	0.22%	12/03/09	(b)	1,900	1,900
California
Economic Recovery Bonds Series 2004C15	0.38%	12/02/09	(a)(b)	1,500	1,500
Economic Recovery Bonds Series 2004C3	0.21%	12/01/09	(b)	4,900	4,900
Economic Recovery Bonds Series 2004C4	0.24%	12/01/09	(b)	450	450
California Dept of Water Resources
Power Supply RB Series 2008I1	0.19%	12/01/09	(a)	700	700
California HFA
M/F Housing RB III Series 2000B	0.26%	12/01/09	(b)	1,495	1,495
California Infrastructure & Economic Development Bank
Refunding RB (PG&E) Series 2009A	0.21%	12/01/09	(a)	1,500	1,500
California Transit Finance Auth
Bonds (California Finance Program) Series 1997	0.43%	12/02/09	(a)(b)	2,715	2,715
Irvine Assessment District
Limited Obligation Bonds (Assessment District No.03-19) Series B	0.20%	12/01/09	(a)	2,300	2,300

2

Schwab California Tax-Free YieldPlus Fund
Portfolio Holdings (Unaudited) continued

Issuer		Maturity		Face Amount	Value
Type of Security, Series	Rate	Date		($ x 1,000)	($ x 1,000)
Limited Obligation Bonds (Reassessment District No. 85-7) Series A	0.24%	12/01/09	(a)(b)	2,823	2,823
Irvine USD Community Facilities District # 06-01
Special Tax Notes (Portola Springs) 2009	0.20%	12/01/09	(a)	2,150	2,150
Loma Linda
RB (Loma Linda Univ Medical Center) Series 2007B2	0.25%	12/03/09	(a)	2,300	2,300
Los Angeles USD
GO Bonds Series 2009D & GO Bonds Series 2009I	0.25%	12/03/09	(b)(c)	1,700	1,700
Modesto
Water Refunding Revenue COP Series 2008A	0.25%	12/03/09	(a)(b)(c)	2,000	2,000
Northern California Transmission Agency
Refunding RB Series 2002A	0.30%	12/03/09	(a)(b)	1,300	1,300
Orange Cnty Sanitation District
COP Series 2003	0.27%	12/03/09	(b)(c)	3,000	3,000
Refunding COP Series 2000A	0.26%	12/01/09	(b)	2,985	2,985
Refunding COP Series 2000B	0.26%	12/01/09	(b)	800	800
Riverside
Water RB Series 2008A	0.22%	12/03/09	(b)	255	255
Santa Clara Cnty Financing Auth
Lease Refunding RB (Multiple Facilities) Series 2008M	0.25%	12/02/09	(a)	2,200	2,200
Southern California Metropolitan Water District
Water Refunding RB Series 2004C	0.25%	12/03/09	(b)	1,495	1,495
Southern California Public Power Auth
Sub Refunding RB (Southern Transmission) Series 2001A	0.32%	12/02/09	(a)(b)	3,500	3,500
Sweetwater Union High SD
GO Bonds Series 2008A	0.25%	12/03/09	(a)(b)(c)	1,000	1,000

					45,468

PUERTO RICO 3.5%

Puerto Rico
GO Refunding Bonds Series 2004B4	0.40%	12/03/09	(a)(b)	3,000	3,000

Total Variable-Rate Obligations (Cost $48,468)					48,468

End of Investments.

(All dollar amounts are x 1,000)

At 11/30/09 the tax basis cost of the fund’s investments was $85,762 and the unrealized appreciation and depreciation were $235 and ($4), respectively, with a net unrealized appreciation of $231.

(a)		Credit-enhanced security.

(b)		Liquidity-enhanced security.

(c)		Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $7,700 or 8.9% of net assets.

BAN	–	Bond anticipation note

COP	–	Certificate of participation

3

Schwab California Tax-Free YieldPlus Fund
Portfolio Holdings (Unaudited) continued

GO	–	General obligation

HFA	–	Housing finance agency/authority

RB	–	Revenue bond

SD	–	School district

TRAN	–	Tax and revenue anticipation note

USD	–	Unified school district
Various inputs are used on determining the value of the funds’ investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:
•	Level 1—quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 Prices. These generally include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require revised valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate revised valuations of international securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 Prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of November 30, 2009:

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Fixed-Rate Obligations(a)	$—	$37,525	$—	$37,525

Variable-Rate Obligations(a)	—	3,000	—	3,000

California	—	43,973	1,495	45,468

Total	$—	$84,498	$1,495	$85,993

4

Schwab California Tax-Free YieldPlus Fund
Portfolio Holdings (Unaudited) continued

*	The fund had no Other Financial Instruments.

(a)	as categorized in Portfolio Holdings
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

			Change in
	Balance as of		Unrealized	Net	Balance as of
	August 31,	Realized	Appreciation	Purchases	November 30,
Investments in Securities	2009	Gain (Loss)	(Depreciation)	(Sales)	2009

Variable-Rate Obligations	$5,695	$(183)	$355	$(4,372)	$1,495

Total	$5,695	$(183)	$355	$(4,372)	$1,495

5

Schwab Investments
Schwab California Tax-Free Bond Fund™
Portfolio Holdings As of November 30, 2009, (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.
For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the next interest rate change date.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

99.5%	Fixed-Rate Obligations	378,935	386,647
4.2%	Variable-Rate Obligations	16,315	16,233

103.7%	Total Investments	395,250	402,880
(3.7)%	Other Assets and Liabilities, Net		(14,248)

100.0%	Net Assets		388,632

Issuer		Maturity		Face Amount	Value
Type of Security, Series	Rate	Date		($ x 1,000)	($ x 1,000)
Fixed-Rate Obligations 99.5% of net assets

CALIFORNIA 98.6%

Acton-Agua Dulce USD
GO Bonds Series A	5.00%	08/01/26	(a)(h)	1,190	1,273
Alameda Cnty
COP (Alameda Cnty Medical Center) Series 1998	5.38%	06/01/18	(h)	3,400	3,475
Alameda Corridor Transportation Auth
Sr Lien RB Series 1999A	5.13%	10/01/16	(h)	1,170	1,183
Alameda-Contra Costa Transit District
COP (FHR Computer System Financing) Series 2007	4.00%	08/01/12	(h)	1,195	1,265
Anaheim Public Financing Auth
Lease Refunding RB Series 2008	4.50%	08/01/13	(h)	1,000	1,086
Lease Refunding RB Series 2008	4.50%	08/01/17		1,215	1,305
RB (Water System) Series 2008	5.00%	10/01/37		1,495	1,445
Sr Lease RB Series 1997A	6.00%	09/01/24	(a)(h)	5,000	5,672
Assoc of Bay Area Governments
RB (Sharp HealthCare) Series 2009B	6.00%	08/01/24	(h)	1,000	1,049
Tax Allocation RB (California Redevelopment Agency Pool) Series 1997A6	5.25%	12/15/17	(a)	285	286
Banning USD
GO Bonds Series B	0.00%	08/01/25	(a)(f)	50	19
Beverly Hills USD
GO Bonds Series 2009	0.00%	08/01/21	(f)	1,330	764
Brea Olinda USD
GO Bonds Series 1999A	5.60%	08/01/20	(h)	1,000	1,021

1

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer		Maturity		Face Amount	Value
Type of Security, Series	Rate	Date		($ x 1,000)	($ x 1,000)
Burbank Public Finance Auth
RB (Golden State Redevelopment) Series 2003A	5.25%	12/01/13	(a)(h)	1,200	1,392
RB (Golden State Redevelopment) Series 2003A	5.25%	12/01/13	(a)	920	1,067
California
Economic Recovery Bonds	5.25%	07/01/13		440	497
Economic Recovery Bonds Series 2004A	5.25%	07/01/14		920	1,027
Economic Recovery Bonds Series 2004A	5.00%	07/01/15		1,325	1,433
Economic Recovery Refunding Bonds Series 2009A	4.40%	07/01/18		1,000	1,024
GO Bonds	5.25%	04/01/12	(a)	5,170	5,732
GO Bonds Series 2000	5.63%	05/01/10	(a)	865	894
GO Bonds Series 2000	5.63%	05/01/18		50	51
GO Refunding Bonds Series 2000	5.63%	05/01/10	(a)	85	88
Various Purpose GO Bonds	5.00%	04/01/14	(a)	1,700	1,983
Various Purpose GO Bonds	5.50%	11/01/39		2,500	2,380
California Dept of Water Resources
Power Supply RB Series 2002A	5.38%	05/01/12	(a)	3,915	4,393
Power Supply RB Series 2002A	5.75%	05/01/12	(a)(h)	3,000	3,393
Power Supply RB Series 2002A	5.88%	05/01/12	(a)	3,235	3,669
Power Supply RB Series 2005G4	5.00%	05/01/16		2,925	3,297
Power Supply RB Series 2008H	4.50%	05/01/17		1,900	2,070
Water System RB Series AE	5.00%	12/01/21		55	61
Water System RB Series AG	5.00%	12/01/26	(g)	4,095	4,430
Water System RB Series AG	5.00%	12/01/28	(g)	4,500	4,803
California Educational Facilities Auth
RB (California Institute of Technology) Series 2009	5.00%	11/01/39		1,500	1,550
RB (Claremont McKenna College) Series 2009	5.00%	01/01/39		3,000	3,015
RB (Pomona College) Series 2009A	5.00%	01/01/24	(h)	2,150	2,415
RB (USC) Series 2009C	5.25%	10/01/24		2,000	2,374
California Health Facilities Financing Auth
RB (Adventist Health System West) Series 2009C	5.00%	03/01/14		950	1,006
RB (Catholic Healthcare West) Series 2009B	5.00%	07/02/12		4,000	4,163
RB (Catholic Healthcare West) Series 2009F	5.00%	07/01/14		1,500	1,575
RB (NCROC Paradise Valley Estates) Series 2005	4.25%	12/01/12	(a)	100	103
RB (NCROC Paradise Valley Estates) Series 2005	4.38%	12/01/13	(a)	170	177
RB (NCROC Paradise Valley Estates) Series 2005	4.63%	12/01/15	(a)	200	211
RB (NCROC Paradise Valley Estates) Series 2005	4.75%	12/01/16	(a)	340	357
RB (NCROC Paradise Valley Estates) Series 2005	4.88%	12/01/17	(a)	200	209
RB (NCROC Paradise Valley Estates) Series 2005	5.00%	12/01/18	(a)	175	183
RB (Scripps Health) Series 2008A	5.00%	10/01/16	(h)	3,485	3,734
RB (Scripps Health) Series 2008A	5.00%	10/01/17		2,515	2,681
RB (Scripps Health) Series 2008A	5.00%	10/01/18		3,000	3,173
RB (St. Joseph Health System) Series 2009A	5.75%	07/01/39		2,000	2,056
RB (St. Joseph Health System) Series 2009C	5.00%	10/16/14		3,000	3,205
RB (Sutter Health) Series 2008A	5.00%	08/15/12		1,705	1,816
California HFA
Home Mortgage RB Series 2008L	4.20%	08/01/16		1,075	1,095
Home Mortgage RB Series 2008L	4.35%	08/01/17		1,020	1,047
California Infrastructure & Economic Development Bank
RB (California Independent Systems Operator) Series 2009A	5.25%	02/01/21		3,000	3,111
RB (California Independent Systems Operator) Series 2009A	5.50%	02/01/30		1,000	1,018
RB (J. David Gladstone Institutes) Series 2001	5.50%	10/01/19		700	712

2

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer		Maturity		Face Amount	Value
Type of Security, Series	Rate	Date		($ x 1,000)	($ x 1,000)
RB (PG&E) Series G	3.75%	09/20/10	(h)	3,000	3,044
Refunding RB (J. Paul Getty Trust) Series 2007A1	2.50%	04/01/13	(h)	2,000	2,072
California Municipal Finance Auth
RB (High Tech High) Series 2008B	6.00%	07/01/28		845	712
Solid Waste Disposal RB (Waste Management) Series 2004	3.45%	03/01/10		2,750	2,752
California Pollution Control Financing Auth
Refunding RB (BP West Coast Products) Series 2009	2.60%	09/02/14		2,000	2,031
California State Public Works Board
Lease RB Series 2009I1	6.13%	11/01/29	(g)	2,000	2,015
Lease RB Series 2009I1	6.63%	11/01/34	(g)	3,000	3,071
Lease RB (California State Univ) Series 2009J	6.00%	11/01/29	(g)	500	505
California Statewide Communities Development Auth
Collateralized RB Series 2001A	7.00%	04/20/36	(a)	3,895	4,172
Health Facility RB (Los Angeles Jewish Home for the Aging) Series 2008	4.00%	11/15/13	(a)	1,015	1,035
M/F Housing RB (740 S. Olive St Apts) Series 2009L	2.10%	07/20/14	(a)	630	628
M/F Housing RB (740 S. Olive St Apts) Series 2009L	3.40%	07/20/19	(a)	1,470	1,452
RB Series 2009	5.00%	06/15/13		6,000	6,319
RB (Enloe Medical Center) Series 2008A	5.25%	08/15/12	(a)	975	1,054
RB (Enloe Medical Center) Series 2008A	5.50%	08/15/13	(a)	250	270
RB (Huntington Memorial Hospital) Series 2005	5.00%	07/01/18		6,190	6,403
RB (Kaiser Permanente) Series 2009A	5.00%	04/01/14		5,000	5,350
RB (Kaiser Permanente) Series 2009A	5.00%	04/01/19		3,000	3,113
RB (St. Joseph Health System) Series 2000	4.50%	07/01/18		6,040	6,320
RB (St. Joseph Health System) Series 2000	5.13%	07/01/24		2,500	2,501
Refunding RB (John Muir/Mt Diablo Health System) Series 2005A	5.00%	05/01/13		650	696
Sr Living RB (Southern California Presbyterian Homes) Series 2009	5.25%	11/15/14		1,000	1,021
Carson Redevelopment Agency
Tax Allocation Sub Bonds (Merged & Amended Area) Series 2003D	6.00%	01/01/14	(a)	500	596
Central Valley Financing Auth
Refunding RB (Carson Ice Cogeneration) Series 2009	2.25%	07/01/10		3,955	3,993
Refunding RB (Carson Ice Cogeneration) Series 2009	3.00%	07/01/11		925	949
Contra Costa Transportation Auth
Sales Tax Revenue Notes (Limited Tax) Series 2009	2.50%	10/01/10		5,000	5,087
East Bay Regional Park District
GO Bonds Series 2009A	5.00%	09/01/28		2,000	2,170
GO Bonds Series 2009A	5.00%	09/01/29		2,145	2,309
GO Refunding Bonds 2008	5.00%	09/01/13		135	153
El Cajon Public Financing Auth
RB (Sales Tax Supported Public Safety Financing) Series 2009A	4.00%	08/01/15		4,000	4,256
El Camino Community College District
GO Bonds Series 2003A	5.00%	08/01/13	(a)	4,850	5,568
Escondido
Revenue COP Series 2000A	6.00%	09/01/31		835	852
Evergreen Elementary SD
Bonds Series 2009	0.00%	08/01/22	(a)(f)	1,350	668
Gilroy Public Facilities Financing Auth
BAN Series 2009	2.00%	09/01/10		5,000	5,040

3

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer		Maturity		Face Amount	Value
Type of Security, Series	Rate	Date		($ x 1,000)	($ x 1,000)
Golden State Tobacco Securitization Corp
Tobacco Settlement Asset-Backed Bonds Series 2003A1	6.25%	06/01/13	(a)	7,565	8,422
Golden West Schools Financing Auth
GO RB (Rowland USD) Series 2005	5.25%	09/01/23		3,255	3,510
GO RB (Rowland USD) Series 2005	5.25%	09/01/24		1,725	1,861
Huntington Beach
Lease RB Series 2000A	5.50%	09/01/20		1,000	1,021
Imperial Community College District
TRAN 2009-2010	3.00%	05/31/10		2,000	2,010
Los Angeles Cnty Metropolitan Transportation Auth
First Tier Sr Sales Tax Refunding RB Series 2009A	2.00%	07/01/11		2,685	2,731
First Tier Sr Sales Tax Refunding RB Series 2009A	3.00%	07/01/13		4,750	4,999
Second Sr Sales Tax Refunding RB Series 2009E	5.00%	07/01/26		5,000	5,345
Los Angeles Community College District
GO Bonds Series 2009A	6.00%	08/01/33		2,000	2,171
Los Angeles Community Redevelopment Agency
Lease RB (Vermont Manchester Social Services) Series 2005	5.00%	09/01/17		1,340	1,372
Los Angeles Dept of Water & Power
Power System RB Series 2001A1	5.25%	07/01/14		1,355	1,437
Power System RB Series 2008A2	5.00%	07/01/13		500	560
Power System RB Series 2008A2	5.00%	07/01/16		960	1,091
Power System RB Series 2009B	5.25%	07/01/23		2,850	3,172
Los Angeles Municipal Improvement Corp
Lease RB (Capital Equipment) Series 2007A	5.00%	08/01/14		175	193
Lease RB (Capital Equipment) Series 2009A	4.00%	04/01/14	(a)	380	408
Los Angeles USD
GO Bonds Series 2003A	5.00%	07/01/13	(a)	1,205	1,379
GO Bonds Series 2006C	5.00%	07/01/16		2,600	2,921
GO Bonds Series 2007E	5.00%	07/01/24		525	555
GO Bonds Series 2009D	4.00%	07/01/17		400	420
GO Bonds Series 2009F	4.00%	07/01/17		500	525
Lynwood Public Financing Auth
Lease Refunding RB Series 2003	5.00%	09/01/18		1,000	1,050
M-S-R Public Power Agency
Sub Lien RB Series 2008L	5.00%	07/01/16	(a)	1,240	1,424
Sub Lien RB Series 2008L	5.00%	07/01/17	(a)	855	978
Malibu
City Hall COP Series 2009A	4.00%	07/01/14		70	76
City Hall COP Series 2009A	4.00%	07/01/17		100	106
City Hall COP Series 2009A	4.00%	07/01/18		75	78
City Hall COP Series 2009A	5.00%	07/01/20		175	193
City Hall COP Series 2009A	5.00%	07/01/21		110	120
City Hall COP Series 2009A	5.00%	07/01/22		150	162
City Hall COP Series 2009A	5.00%	07/01/32		870	882
City Hall COP Series 2009A	5.00%	07/01/39		2,100	2,090
Marin Community College District
GO Bonds Series B	3.00%	08/01/10		1,000	1,017
Marina Joint Powers Financing Auth
M/F Housing RB (Abrams B Apts) Series 2006	3.90%	11/15/16	(a)	2,850	2,941
Menifee Union SD
GO Bonds Series A	5.50%	08/01/27		525	551
GO Bonds Series A	5.50%	08/01/29		180	186

4

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer		Maturity		Face Amount	Value
Type of Security, Series	Rate	Date		($ x 1,000)	($ x 1,000)
Mojave Water Agency
Revenue COP Series 2009A	5.50%	06/01/29		5,590	5,912
Mt. Diablo Hospital District
Hospital RB Series 1993A	5.00%	12/01/13	(a)	3,495	3,733
Newport Beach
RB (Hoag Memorial Hospital Presbyterian) Series 2009D	5.00%	02/07/13		2,500	2,683
Northern California Transmission Agency
RB (California-Oregon Transmission) Series 1990A	4.00%	05/01/13		1,000	1,083
Oceanside Community Development Commission
M/F Rental Housing Refunding RB (Vista Del Oro Apts) Series 2001A	4.45%	04/01/11	(a)	1,250	1,252
Ohlone Community College District
GO Bonds Series 2002B	5.00%	08/01/24	(a)	2,590	2,725
Orange Cnty
Airport RB Series 2009B	5.00%	07/01/15		2,410	2,706
Orange Cove Irrigation District
Water Refunding RB Series 2009	3.75%	02/01/16		1,240	1,263
Water Refunding RB Series 2009	4.00%	02/01/17		1,465	1,489
Palomar Pomerado Health
COP 2009	5.50%	11/01/19		3,000	2,944
Pasadena
Refunding COP Series 2008C	5.00%	02/01/28		1,170	1,218
Pasadena Area Community College District
GO Bonds Series 2009D	5.00%	08/01/21		230	255
GO Bonds Series 2009D	5.00%	08/01/22		500	552
GO Bonds Series 2009D	5.00%	08/01/24		350	381
Perris Public Financing Auth
Refunding RB Series 2007A	5.00%	09/01/24		1,065	1,000
Pomona
S/F Mortgage Refunding RB (GNMA & FHLMC Mortgage-Backed Securities) Series 1990B	7.50%	08/01/23	(a)	1,000	1,326
Port of Oakland
RB Series 2002M	5.25%	11/01/12	(a)	3,600	4,047
Redlands USD
GO Bonds Series 2008	5.00%	07/01/27	(a)	90	96
GO Bonds Series 2008	5.00%	07/01/28	(a)	60	63
Rio Hondo Community College District
GO Bonds Series 2009B	0.00%	08/01/32	(f)	1,365	322
Riverside Cnty Transportation Commission
Sales Tax RB Series 2008A2	4.00%	12/01/09	(h)	5,000	5,000
Sacramento Cogeneration Auth
Refunding RB (Procter & Gamble) Series 2009	4.00%	07/01/11		535	557
Sacramento Finance Auth
RB Series 1999	5.88%	12/01/09	(a)(h)	1,000	1,020
San Bernardino Cnty Transportation Auth
Sales Tax Revenue Notes (Limited Tax Bonds) Series 2009A	4.00%	05/01/12		5,500	5,778
San Bernardino Community College District
GO Bonds Series 2008A	6.25%	08/01/33		1,000	1,126
San Diego Cnty
Refunding COP (Justice Facilities) Series 2009	5.00%	10/01/20		2,000	2,207
Refunding COP (Justice Facilities) Series 2009	5.00%	10/01/23		1,000	1,075

5

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer		Maturity		Face Amount	Value
Type of Security, Series	Rate	Date		($ x 1,000)	($ x 1,000)
San Diego Public Facilities Financing Auth
Water Refunding RB Series 2009A	5.00%	08/01/26		700	744
San Diego Regional Building Auth
Lease RB (Cnty Operations Center & Annex Redevelopment) Series 2009A	3.00%	02/01/13		500	521
Lease RB (Cnty Operations Center & Annex Redevelopment) Series 2009A	3.25%	02/01/14		80	84
Lease RB (Cnty Operations Center & Annex Redevelopment) Series 2009A	4.00%	02/01/16		415	438
Lease RB (Cnty Operations Center & Annex Redevelopment) Series 2009A	4.00%	02/01/17		890	930
San Diego USD
GO Bonds Series 2009A	0.00%	07/01/19	(f)	3,330	2,116
GO Refunding Bonds Series 2006F1	5.25%	07/01/27		3,000	3,329
San Francisco
COP Series 2009A	5.00%	04/01/15		800	875
COP Series 2009A	5.00%	04/01/17		1,000	1,083
COP Series 2009A	5.00%	04/01/21		4,225	4,437
San Francisco Airport Commission
RB Second Series 2009E	5.25%	05/01/24		1,000	1,064
RB Second Series 2009E	5.50%	05/01/25		2,000	2,170
RB Second Series 2009E	5.50%	05/01/26		2,000	2,157
San Francisco Bay Area Rapid Transit District
GO Bonds Series 2007B	5.00%	08/01/24		5,300	5,770
San Joaquin Cnty Transportation Auth
Sr Sales Tax Revenue Notes Series 2008	4.00%	04/01/11		4,310	4,442
San Lorenzo Valley USD
GO Bonds Series 2008A	0.00%	08/01/27	(a)(f)	1,000	346
GO Bonds Series 2008A	0.00%	08/01/28	(a)(f)	700	224
GO Bonds Series 2008A	0.00%	08/01/30	(a)(f)	350	96
GO Bonds Series 2008A	0.00%	08/01/31	(a)(f)	950	239
San Mateo Cnty Joint Powers Financing Auth
Lease Refunding RB (Youth Services Campus) Series 2008A	4.00%	07/15/12		500	533
Lease Refunding RB (Youth Services Campus) Series 2008A	4.00%	07/15/17		875	926
Lease Refunding RB (Youth Services Campus) Series 2008A	5.00%	07/15/20		650	710
Santa Clara Cnty Financing Auth
Lease RB (VMC Facility) Series 1994A	7.75%	11/15/10		1,460	1,558
RB (El Camino Hospital) Series 2007A	5.00%	02/01/17		125	134
RB (El Camino Hospital) Series 2007B	5.00%	02/01/16		150	162
RB (El Camino Hospital) Series 2007B	5.00%	02/01/17		115	124
RB (El Camino Hospital) Series 2007B	5.00%	02/01/18		110	117
RB (El Camino Hospital) Series 2007C	5.00%	02/01/15		100	108
RB (El Camino Hospital) Series 2007C	5.00%	02/01/17		300	323
Santa Clara Redevelopment Agency
Tax Allocation Refunding Bonds (Bayshore North) 1992	7.00%	07/01/10		340	342
Santa Clara Valley Transportation Auth
Sales Tax Refunding RB Series 2007A	5.00%	04/01/25		1,840	1,951
Santa Cruz Cnty Redevelopment Agency
Tax Allocation Bonds Series 2009A	7.00%	09/01/36		1,000	1,097

6

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer		Maturity		Face Amount	Value
Type of Security, Series	Rate	Date		($ x 1,000)	($ x 1,000)
Santa Monica Community College District
GO Bonds Series 2009C	5.25%	08/01/22		450	496
Santa Monica-Malibu USD
GO Bonds Series 2006B	5.00%	08/01/17		115	131
GO Bonds Series 2006B	5.00%	08/01/18		200	228
GO Bonds Series 2006B	5.00%	08/01/19		200	228
Santa Rosa
Wastewater RB Series 2008A	5.25%	09/01/25	(a)	90	97
South Coast Local Education Agencies
Pooled TRAN Series 2009A	2.00%	09/29/10		5,000	5,063
South Orange Cnty Public Financing Auth
Special Tax RB Series 1999A	5.25%	08/15/18	(a)	6,995	7,071
Southern California Metropolitan Water District
Water Refunding RB Series 1993A	5.75%	07/01/21		1,000	1,190
Stockton USD
BAN Series 2009	4.00%	02/01/11		1,500	1,505
Taft City Elementary SD
GO Bonds Series 2001A	4.90%	08/01/20		1,030	1,051
Tuolumne Wind Project Auth
RB (Tuolumne Co) Series 2009A	5.00%	01/01/22		2,000	2,087
Univ of California
General RB Series 2009Q	5.25%	05/15/26		6,030	6,630
Washington Health Care District
GO Bonds Series 2009A	6.00%	08/01/11		1,160	1,244
GO Bonds Series 2009A	6.00%	08/01/12		1,000	1,102
GO Bonds Series 2009A	6.50%	08/01/13		250	284
GO Bonds Series 2009A	6.50%	08/01/14		750	860
RB Series 2009A	4.50%	07/01/11	(g)	150	153
RB Series 2009A	4.50%	07/01/12	(g)	275	282
RB Series 2009A	4.50%	07/01/13	(g)	250	255
RB Series 2009A	5.00%	07/01/14	(g)	300	310
RB Series 2009A	5.00%	07/01/15	(g)	300	306
RB Series 2009A	5.00%	07/01/16	(g)	275	278
RB Series 2009A	5.13%	07/01/17	(g)	200	201
RB Series 2009A	5.25%	07/01/18	(g)	250	250
RB Series 2009A	5.50%	07/01/19	(g)	300	302
RB Series 2009A	6.00%	07/01/29	(g)	1,000	1,000
Whittier
Health Facility RB (Presbyterian Intercommunity Hospital) Series 2002	5.60%	06/01/12	(a)	2,000	2,250
Health Facility RB (Presbyterian Intercommunity Hospital) Series 2009D	5.00%	06/01/15		1,000	1,052
Health Facility RB (Presbyterian Intercommunity Hospital) Series 2009D	5.00%	06/01/16		2,000	2,086
Health Facility RB (Presbyterian Intercommunity Hospital) Series 2009D	5.00%	06/01/17		2,000	2,071
William S. Hart Union High SD
GO BAN 2009	5.00%	12/01/11		1,500	1,560

PUERTO RICO 0.9%

Puerto Rico Electric Power Auth
RB Series NN	5.00%	07/01/13	(a)	1,175	1,343

7

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer		Maturity		Face Amount	Value
Type of Security, Series	Rate	Date		($ x 1,000)	($ x 1,000)
Puerto Rico Sales Tax Financing Corp
RB First Sub Series 2009A	5.00%	08/01/11		2,000	2,071

Total Fixed-Rate Obligations (Cost $378,935)					386,647

Variable-Rate Obligations 4.2% of net assets

CALIFORNIA 4.2%

Assoc of Bay Area Governments
RB (Brandeis Hillel Day School) Series 2001	0.40%	12/03/09	(a)	465	465
California Dept of Water Resources
Power Supply RB Series 2005F2	0.20%	12/01/09	(a)	5,000	5,000
California Educational Facilities Auth
RB (Chapman Univ) Series 2000	0.28%	12/02/09	(a)	300	300
California Infrastructure & Economic Development Bank
Refunding RB (PG&E) Series 2009A	0.21%	12/01/09	(a)	400	400
California Statewide Communities Development Auth
COP (Eskaton Properties) Series 1999	0.70%	12/31/09	(c)(d)(e)	1,600	1,518
RB (Center for Early Education) Series 2001	0.40%	12/03/09	(a)	100	100
Irvine Assessment District
Limited Obligation Bonds (Assessment District No.03-19) Series A	0.20%	12/01/09	(a)	2,450	2,450
Los Angeles
COP (Windward School) Series 2007A	0.40%	12/03/09	(a)	250	250
Southern California Public Power Auth
Sub Refunding RB (Southern Transmission) Series 2001A	0.32%	12/02/09	(a)(b)	2,000	2,000
Univ of California
Medical Center Pooled RB Series 2007B1	0.22%	12/01/09	(b)	3,750	3,750

Total Variable-Rate Obligations (Cost $16,315)					16,233

End of Investments.
(All dollar amounts are x 1, 000)
At 11/30/09, the tax basis cost of the fund’s investment was $395,246 and the unrealized appreciation and depreciation were $8,879 and ($1,245), respectively, with a net unrealized appreciation of $7,634.

(a)	Credit-enhanced security.

(b)	Liquidity-enhanced security.

(c)	Illiquid security. At the period end, the value of these amounted to $1,518 or 0.4% of net assets.

(d)	Failed Auction Rate Bond — this security’s interest payments are adjusted periodically through an auction process. The process typically serves as a means for buying and selling the bond, and the maturity date listed in the portfolio holdings is the next auction date. Auctions that fail to attract enough buyers for all the bonds offered for sale are deemed to have “failed”. Although the auctions have failed, the issuer continues to pay a formula-based interest rate which resets at each scheduled auction.

(e)	Fair-valued by Management in accordance with procedures approved by the Board of Trustees.

(f)	Zero Coupon Bond.

8

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

(g)	Delayed-delivery security.

(h)	All or a portion of this security is held as collateral for delayed-delivery securities.
BAN — Bond anticipation note
COP — Certificate of participation
GO — General obligation
HFA — Housing finance agency/authority
M/F — Multi-family
RB — Revenue bond
SD — School district
S/F — Single-family
TRAN — Tax and revenue anticipation note
USD — Unified school district
Various inputs are used on determining the value of the funds’ investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:
•	Level 1—quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 Prices. These generally include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require revised valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate revised valuations of international securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 Prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of November 30, 2009:

9

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Fixed-Rate Obligations(a)	$—	$386,647	$—	$386,647

Variable-Rate Obligations(a)

California	—	14,715	1,518	16,233

Total	$—	$401,362	$1,518	$402,880

*	The fund had no Other Financial Instruments.

(a)	as categorized in Portfolio Holdings
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

		Change in
		Unrealized
	Balance as of	Appreciation	Balance as of
Investments in Securities	August 31, 2009	(Depreciation)	November 30, 2009

Variable-Rate Obligations	$1,440	$78	$1,518

Total	$1,440	$78	$1,518

10

Item 2. Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Randall Merk and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.
(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant ) Schwab Investments

By:	/s/ Randall W. Merk Randall W. Merk
Chief Executive Officer

Date:	January 19, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Randall W. Merk Randall W. Merk
Chief Executive Officer

Date:	January 19, 2010

By:	/s/ George Pereira George Pereira
Principal Financial Officer

Date:	January 19, 2010